UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2014

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.6%
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$8,254,000	$8,769,875
PVH Corp., 4.5%, 12/15/22	3,190,000	3,086,325

		$11,856,200
Asset-Backed & Securitized - 0.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)	$1,731,342	$1,076,698
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	269,933	33,742
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	14,978	15,393
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	3,091,786
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)	852,938	281,469
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	2,441	2,499
GMAC LLC, FRN, 8.071%, 4/15/34 (d)(n)(q)	2,035,025	1,201,866
Greenwich Capital Commercial Funding Corp., FRN, 5.819%, 7/10/38	2,125,000	2,293,923
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.805%, 6/15/49	1,467,768	1,603,255
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.444%, 7/15/42 (n)	4,734,928	1,101,060
KKR Financial CLO Ltd., “C”, FRN, 1.674%, 5/15/21 (n)	3,651,630	3,605,145
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2/18/30 (i)	1,910,364	45,646
LB Commercial Conduit Mortgage Trust, FRN, 2.007%, 9/15/30 (i)	1,993,093	77,820
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.743%, 6/12/50	3,070,000	3,364,250
Morgan Stanley Capital I, Inc., FRN, 0.937%, 11/15/30 (i)(n)	6,100,863	160,215

		$17,954,767
Automotive - 4.5%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,403,436
Delphi Corp., 6.125%, 5/15/21	6,258,000	6,946,380
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,610,000	3,795,969
General Motors Co., 6.25%, 10/02/43	12,642,000	14,317,065
General Motors Financial Co., 2.75%, 5/15/16	1,740,000	1,759,575
Harley Davidson Financial Services, 1.15%, 9/15/15 (n)	9,393,000	9,433,625
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	10,410,000	10,902,768
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	1,815,000	1,870,592
Lear Corp., 8.125%, 3/15/20	9,538,000	10,205,660
Lear Corp., 4.75%, 1/15/23	7,510,000	7,392,656
Lear Corp., 5.375%, 3/15/24	5,835,000	5,893,350
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	16,023,136
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	9,060,000	9,241,200
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	13,320,000	15,034,950
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,117,000	3,202,125

		$119,422,487
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$22,457,401

Broadcasting - 2.2%
CBS Corp., 8.875%, 5/15/19	$4,240,000	$5,415,438
CBS Corp., 5.75%, 4/15/20	1,010,000	1,159,672
Discovery Communications, Inc., 4.875%, 4/01/43	8,325,000	8,321,878
Grupo Televisa S.A.B., 5%, 5/13/45	2,488,000	2,477,451
News America, Inc., 8.5%, 2/23/25	4,931,000	6,496,731
News America, Inc., 6.15%, 2/15/41	3,000,000	3,537,366
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	13,966,114
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,073,752

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
SES S.A., 3.6%, 4/04/23 (n)	$1,680,000	$1,688,175
Time Warner, Inc., 5.35%, 12/15/43	6,056,000	6,505,167
Viacom, Inc., 3.5%, 4/01/17	4,200,000	4,430,866

		$59,072,610
Brokerage & Asset Managers - 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$3,705,000	$3,698,902

Building - 2.2%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$7,576,000	$7,576,000
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	7,431,000	7,445,037
Mohawk Industries, Inc., 6.125%, 1/15/16	18,582,000	19,938,486
Mohawk Industries, Inc., 3.85%, 2/01/23	11,265,000	11,265,000
Owens Corning, Inc., 6.5%, 12/01/16	3,021,000	3,351,313
Owens Corning, Inc., 4.2%, 12/15/22	8,216,000	8,385,365

		$57,961,201
Business Services - 0.9%
Fidelity National Information Services, Inc., 2%, 4/15/18	$1,475,000	$1,468,382
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,892,401
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,462,968
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	4,616,000	4,687,142

		$22,510,893
Cable TV - 3.2%
CCO Holdings LLC, 5.25%, 9/30/22	$18,106,000	$17,743,880
Comcast Corp., 4.65%, 7/15/42	1,789,000	1,851,093
Comcast Corp., 4.75%, 3/01/44	10,775,000	11,263,280
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,958,596
Lynx I Corp., 5.375%, 4/15/21 (n)	2,635,000	2,661,350
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,182,883
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	280,000	286,300
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,248,125
Time Warner Cable, Inc., 8.25%, 4/01/19	6,150,000	7,725,040
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,647,256
Time Warner Cable, Inc., 4.5%, 9/15/42	700,000	680,163
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,529,667
Videotron Ltd., 5%, 7/15/22	13,220,000	13,352,200
Videotron Ltd., 5.375%, 6/15/24 (n)	4,025,000	4,025,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/21	2,990,000	3,027,375

		$84,182,208
Chemicals - 3.5%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$10,884,000	$10,829,580
CF Industries, Inc., 5.15%, 3/15/34	6,667,000	7,072,974
CF Industries, Inc., 3.45%, 6/01/23	717,000	706,452
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	5,238,011
Dow Chemical Co., 8.55%, 5/15/19	14,554,000	18,535,567
FMC Corp., 4.1%, 2/01/24	9,000,000	9,361,323
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	9,079,105
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,314,804
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	11,518,326
Monsanto Co., 4.7%, 7/15/64	8,975,000	8,885,564
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,838,370

		$93,380,076

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.5%
Oracle Corp., 3.4%, 7/08/24	$9,697,000	$9,655,536
Seagate Technology HDD Holdings, 6.8%, 10/01/16	370,000	408,850
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,661,125

		$13,725,511
Computer Software - Systems - 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$4,052,000	$4,102,650

Conglomerates - 0.5%
Roper Industries, Inc., 1.85%, 11/15/17	$12,204,000	$12,252,633

Consumer Products - 1.3%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$10,279,305
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,785,005
Mattel, Inc., 5.45%, 11/01/41	7,865,000	8,527,414
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,222,482
Newell Rubbermaid, Inc., 4.7%, 8/15/20	5,664,000	6,092,079

		$33,906,285
Consumer Services - 0.8%
ADT Corp., 4.125%, 6/15/23	$10,022,000	$9,069,910
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,726,313
Service Corp. International, 5.375%, 5/15/24 (n)	10,365,000	10,598,213

		$21,394,436
Containers - 1.1%
Ball Corp., 5%, 3/15/22	$9,522,000	$9,498,195
Ball Corp., 4%, 11/15/23	6,003,000	5,537,767
Crown American LLC, 4.5%, 1/15/23	16,055,000	15,171,975

		$30,207,937
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,882,800

Electronics - 1.7%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,128,462
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,646,013
Micron Technology, Inc., 5.5%, 2/01/25 (z)	7,720,000	7,681,400
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,815,614
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,306,667
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,273,990

		$43,852,146
Emerging Market Quasi-Sovereign - 0.4%
Comision Federal de Electricdad, 5.75%, 2/14/42	$8,403,000	$8,781,135
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	878,000	917,510
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	18,000	19,080

		$9,717,725
Energy - Independent - 3.8%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$4,953,000	$5,654,236
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,412,000	9,347,179
Canadian Natural Resources Ltd., 3.8%, 4/15/24	462,000	471,913
Cimarex Energy Co., 4.375%, 6/01/24	2,575,000	2,629,719
Concho Resources, Inc., 5.5%, 4/01/23	8,338,000	8,629,830

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Continental Resources, Inc., 4.5%, 4/15/23	$5,093,000	$5,425,690
Continental Resources, Inc., 4.9%, 6/01/44 (n)	4,529,000	4,634,036
EQT Corp., 4.875%, 11/15/21	7,176,000	7,816,279
Hess Corp., 8.125%, 2/15/19	1,452,000	1,809,693
Hess Corp., 3.5%, 7/15/24	5,948,000	5,905,234
Noble Energy, Inc., 4.15%, 12/15/21	13,080,000	13,980,859
Pioneer Natural Resources Co., 6.65%, 3/15/17	6,900,000	7,799,015
Pioneer Natural Resources Co., 7.5%, 1/15/20	9,237,000	11,346,038
Pioneer Natural Resources Co., 3.95%, 7/15/22	5,000,000	5,220,715
Southwestern Energy Co., 7.5%, 2/01/18	8,649,000	10,213,379

		$100,883,815
Energy - Integrated - 0.6%
Murphy Oil Corp., 2.5%, 12/01/17	$13,691,000	$13,981,126
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	684,000	673,740

		$14,654,866
Entertainment - 0.7%
Carnival Corp., 1.2%, 2/05/16	$13,000,000	$13,060,268
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,568,049

		$17,628,317
Financial Institutions - 4.0%
CIT Group, Inc., 5%, 5/15/17	$2,500,000	$2,628,125
CIT Group, Inc., 4.25%, 8/15/17	9,647,000	9,936,410
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	3,043,675
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	8,211,420
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,815,000	6,207,512
General Electric Capital Corp., 1%, 1/08/16	3,232,000	3,248,099
General Electric Capital Corp., 1.6%, 11/20/17	9,117,000	9,150,751
General Electric Capital Corp., 5.5%, 1/08/20	8,500,000	9,785,260
General Electric Capital Corp., 3.15%, 9/07/22	3,815,000	3,809,247
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,688,045
International Lease Finance Corp., 6.25%, 5/15/19	3,853,000	4,180,505
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	16,012,500
SLM Corp., 6.25%, 1/25/16	4,180,000	4,415,167
SLM Corp., 6%, 1/25/17	15,703,000	16,762,953
SLM Corp., 4.875%, 6/17/19	1,385,000	1,395,388
SLM Corp., 8%, 3/25/20	2,532,000	2,861,160

		$105,336,217
Food & Beverages - 4.7%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$8,128,000	$8,550,233
BRF S.A., 4.75%, 5/22/24	10,291,000	10,082,093
Conagra Foods, Inc., 1.9%, 1/25/18	6,517,000	6,513,878
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	20,627,492
Heineken N.V., 1.4%, 10/01/17 (n)	290,000	289,027
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	12,513,099
Kraft Foods Group, Inc., 6.5%, 2/09/40	3,950,000	4,981,633
Mead Johnson Nutrition Co., 4.6%, 6/01/44	2,272,000	2,300,409
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	5,114,573
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	11,234,000	11,635,705
Smithfield Foods, Inc., 7.75%, 7/01/17	8,630,000	9,751,900
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	5,024,160
Tyson Foods, Inc., 6.6%, 4/01/16	12,881,000	14,029,109

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 4.5%, 6/15/22	$8,026,000	$8,445,246
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	4,920,847

		$124,779,404
Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 5/18/15	$1,743,000	$1,780,790
CVS Caremark Corp., 5.75%, 6/01/17	978,000	1,096,338
CVS Caremark Corp., 2.75%, 12/01/22	3,513,000	3,381,740
CVS Caremark Corp., 5.75%, 5/15/41	3,147,000	3,726,813

		$9,985,681
Forest & Paper Products - 1.9%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,740,982
Graphic Packaging Holding Co., 7.875%, 10/01/18	5,343,000	5,590,114
International Paper Co., 6%, 11/15/41	5,640,000	6,566,725
International Paper Co., 4.8%, 6/15/44	8,669,000	8,584,148
Packaging Corp. of America, 3.9%, 6/15/22	13,788,000	14,129,570

		$50,611,539
Gaming & Lodging - 1.1%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$3,014,197
Wyndham Worldwide Corp., 2.5%, 3/01/18	7,176,000	7,251,161
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	18,776,859

		$29,042,217
Insurance - 1.7%
American International Group, Inc., 6.4%, 12/15/20	$8,987,000	$10,769,122
American International Group, Inc., 4.5%, 7/16/44	12,351,000	12,206,370
Prudential Financial, Inc., 4.75%, 9/17/15	1,745,000	1,823,696
Unum Group, 7.125%, 9/30/16	12,200,000	13,750,047
Unum Group, 4%, 3/15/24	1,537,000	1,579,473
UnumProvident Corp., 6.85%, 11/15/15 (n)	4,461,000	4,776,094

		$44,904,802
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,276,367
CIGNA Corp., 2.75%, 11/15/16	9,534,000	9,882,839
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,906,353
Wellpoint, Inc., 1.875%, 1/15/18	9,382,000	9,420,222

		$34,485,781
Insurance - Property & Casualty - 2.3%
Aon Corp., 6.25%, 9/30/40	$1,832,000	$2,281,809
Aon PLC, 4.6%, 6/14/44	2,060,000	2,045,907
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,059,416
AXIS Specialty Finance LLC, 2.65%, 4/01/19	492,000	493,564
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	2,026,395
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,971,864
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (z)	8,346,000	8,294,789
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,471,494
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,337,505
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	6,745,655
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	1,769,191
XL Group PLC, 5.75%, 10/01/21	6,890,000	8,005,739
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	166,000	162,680

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	$1,048,000	$1,129,220
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	5,269,193

		$61,064,421
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$5,524,000	$6,338,790

Machinery & Tools - 0.2%
United Rentals North America, Inc., 5.75%, 11/15/24	$5,750,000	$5,879,375

Major Banks - 8.1%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$25,027,475
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,578,883
Bank of America Corp., 5.625%, 7/01/20	360,000	411,484
Bank of America Corp., 4.125%, 1/22/24	16,866,000	17,263,009
Bank of America Corp., 4.875%, 4/01/44	4,051,000	4,168,799
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,090,937
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,771,000	8,505,220
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	7,888,239
JPMorgan Chase & Co., 2%, 8/15/17	13,489,000	13,670,184
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,550,900
JPMorgan Chase & Co., 4.5%, 1/24/22	9,500,000	10,304,128
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	3,893,839
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,472,423
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,281,000	3,551,427
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,328,605
Morgan Stanley, 1.75%, 2/25/16	4,591,000	4,651,266
Morgan Stanley, 5.75%, 10/18/16	5,924,000	6,500,186
Morgan Stanley, 5.5%, 7/28/21	13,755,000	15,650,508
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	8,089,183
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,703,840
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,816,784
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,098,364
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	10,171,341

		$213,387,024
Medical & Health Technology & Services - 2.4%
Davita, Inc., 6.625%, 11/01/20	$15,982,000	$16,781,100
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	10,225,000	10,812,938
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	8,065,260
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,618,050
HCA, Inc., 4.75%, 5/01/23	13,591,000	13,421,113
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,575,534
McKesson Corp., 7.5%, 2/15/19	920,000	1,120,666
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,702,989
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,155,880
Universal Health Services, Inc., 4.75%, 8/01/22 (z)	2,560,000	2,547,200

		$63,800,730
Metals & Mining - 1.7%
Consol Energy, Inc., 5.875%, 4/15/22 (n)	$11,858,000	$11,991,402
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	3,016,000	2,974,337
Plains Exploration & Production Co., 6.875%, 2/15/23	12,440,000	14,399,300
Southern Copper Corp., 6.75%, 4/16/40	13,609,000	14,833,810
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,767,430

		$45,966,279

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - 6.6%
Access Midstream Partner LP, 4.875%, 3/15/24	$10,475,000	$10,789,250
AmeriGas Finance LLC, 7%, 5/20/22	16,552,000	17,710,640
El Paso Pipeline Partners LP, 6.5%, 4/01/20	5,018,000	5,828,788
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	2,025,825
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,726,689
Energy Transfer Partners LP, 6.5%, 2/01/42	2,418,000	2,835,122
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	8,924,690
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	2,994,816
Enterprise Products Operating LP, 5.2%, 9/01/20	2,000,000	2,268,486
Enterprise Products Partners LP, 6.3%, 9/15/17	2,590,000	2,968,661
Enterprise Products Partners LP, 4.45%, 2/15/43	4,527,000	4,383,286
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,676,240
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	5,117,734
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	3,745,000	4,152,703
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	4,585,928
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	1,157,383
MarkWest Energy Partners LP, 4.5%, 7/15/23	11,978,000	11,798,330
NiSource Finance Corp., 3.85%, 2/15/23	10,894,000	11,169,346
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	4,290,873
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,746,781
ONEOK, Inc., 4.25%, 2/01/22	10,348,000	10,187,585
Plains All American Pipeline, LP, 3.95%, 9/15/15	3,710,000	3,837,387
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	13,057,975
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	7,205,158
Sunoco Logistics Partners LP, 5.3%, 4/01/44	6,108,000	6,323,124
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	12,441,342
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	6,884,661

		$175,088,803
Network & Telecom - 2.3%
CenturyLink, Inc., 7.6%, 9/15/39	$8,585,000	$8,585,000
Verizon Communications, Inc., 3.65%, 9/14/18	10,496,000	11,189,933
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	13,840,499
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	8,571,979
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	5,066,892
Verizon Communications, Inc., 6.55%, 9/15/43	10,881,000	13,664,915

		$60,919,218
Other Banks & Diversified Financials - 3.7%
BB&T Corp., 3.95%, 4/29/16	$2,500,000	$2,635,790
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,222,290
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	7,023,633
Capital One Financial Corp., 1%, 11/06/15	12,000,000	12,034,584
Citigroup, Inc., 1.25%, 1/15/16	2,586,000	2,599,768
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	13,970,341
Discover Bank, 7%, 4/15/20	17,724,000	21,186,756
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	3,146,000	4,317,885
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	10,517,000	10,404,247
Macquarie Group Ltd., 3%, 12/03/18 (n)	8,905,000	9,118,195
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,615,651
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,350,152

		$97,479,292
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$14,677,440

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 4.8%
AbbVie, Inc., 1.75%, 11/06/17	$15,000,000	$15,000,270
Amgen, Inc., 2.3%, 6/15/16	3,000,000	3,076,026
Celgene Corp., 2.45%, 10/15/15	3,438,000	3,498,973
Celgene Corp., 1.9%, 8/15/17	16,532,000	16,720,051
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,601,498
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	10,652,766
Hospira, Inc., 6.05%, 3/30/17	5,884,000	6,471,782
Hospira, Inc., 5.2%, 8/12/20	3,239,000	3,514,182
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,620,059
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,876,664
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	8,150,000	7,812,109
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	3,540,000	3,522,300
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	10,827,000	11,476,620
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	3,180,000	3,189,286
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	4,035,055
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	4,118,155

		$126,185,796
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$7,046,641

Printing & Publishing - 0.4%
Gannett Co., Inc., 5.125%, 10/15/19 (n)	$10,610,000	$10,848,725

Railroad & Shipping - 1.2%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$13,596,816
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,644,875
CSX Corp., 7.375%, 2/01/19	5,360,000	6,512,159
CSX Corp., 4.4%, 3/01/43	4,000,000	3,998,568

		$30,752,418
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$2,950,000	$3,207,482

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,912,000	$6,273,950
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,672,290
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,689,876

		$13,636,116
Real Estate - Retail - 1.1%
Simon Property Group, Inc., REIT, 5.75%, 12/01/15	$2,560,000	$2,701,970
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	9,465,000	9,391,410
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,815,907
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	8,052,046

		$27,961,333
Restaurants - 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,543,000	$7,152,317

Retailers - 3.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$5,617,000	$5,593,723
Dollar General Corp., 4.125%, 7/15/17	21,009,000	22,323,155
Gap, Inc., 5.95%, 4/12/21	23,607,000	27,093,636
Home Depot, Inc., 4.875%, 2/15/44	4,000,000	4,377,832

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Limited Brands, Inc., 7%, 5/01/20	$11,059,000	$12,496,670
Limited Brands, Inc., 5.625%, 2/15/22	7,521,000	7,897,050
Wal-Mart Stores, Inc., 4.3%, 4/22/44	2,470,000	2,477,222

		$82,259,288
Specialty Chemicals - 0.7%
Ecolab, Inc., 3%, 12/08/16	$6,728,000	$7,021,354
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,347,544
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	7,533,000	8,135,640

		$19,504,538
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$10,110,000	$10,374,649
American Tower Corp., REIT, 4.5%, 1/15/18	5,760,000	6,227,631
American Tower Corp., REIT, 4.7%, 3/15/22	7,973,000	8,510,460
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	3,891,119
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,093,600
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,615,700
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	1,615,000	1,879,883
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,548,739
Rogers Communications, Inc., 5%, 3/15/44	5,381,000	5,556,776
Vodafone Group PLC, 5.625%, 2/27/17	1,452,000	1,605,243

		$49,303,800
Tobacco - 1.8%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,265,882
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,109,153
Lorillard Tobacco Co., 2.3%, 8/21/17	9,055,000	9,192,781
Lorillard Tobacco Co., 8.125%, 6/23/19	8,895,000	11,085,447
Lorillard Tobacco Co., 6.875%, 5/01/20	5,000,000	5,888,190
Reynolds American, Inc., 6.75%, 6/15/17	7,310,000	8,314,643

		$46,856,096
Transportation - Services - 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$1,400,000	$1,603,365
ERAC USA Finance Co., 7%, 10/15/37 (n)	3,679,000	4,834,559
ERAC USA Finance Co., 5.625%, 3/15/42 (n)	2,420,000	2,737,402
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,391,000	2,398,591

		$11,573,917
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc., 1.65%, 12/15/17	$8,244,000	$8,250,892
CMS Energy Corp., 6.25%, 2/01/20	6,891,000	8,140,242
CMS Energy Corp., 5.05%, 3/15/22	5,159,000	5,819,078
Duke Energy Corp., 1.625%, 8/15/17	3,267,000	3,291,218
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,324,000	3,461,281
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,663,000	2,669,096
NRG Energy, Inc., 6.25%, 7/15/22 (n)	9,885,000	10,181,550
PPL Capital Funding, Inc., 5%, 3/15/44	5,193,000	5,631,346
PPL Corp., 4.2%, 6/15/22	2,500,000	2,658,865
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	5,693,000	6,380,777
PSEG Power LLC, 5.32%, 9/15/16	1,727,000	1,876,444
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,634,501	2,628,455

		$60,989,244
Total Bonds		$2,447,730,590

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 6.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	177,700,809	$177,700,809
Total Investments		$2,625,431,399

Other Assets, Less Liabilities - 0.7%		17,215,938
Net Assets - 100.0%		$2,642,647,337

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $414,101,003 representing 15.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	$1,731,342	$1,076,698
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	263,244	33,742
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	62,294	281,469
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	2,374	2,499
Liberty Mutual Group, Inc., 4.85%, 8/01/44	7/21/14	8,339,325	8,294,789
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	7,720,000	7,681,400
Universal Health Services, Inc., 4.75%, 8/01/22	7/29/14	2,560,000	2,547,200
Total Restricted Securities			$19,917,797
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$16,056,515	$—	$16,056,515
U.S. Corporate Bonds	—	2,171,712,950	—	2,171,712,950
Residential Mortgage-Backed Securities	—	33,742	—	33,742
Commercial Mortgage-Backed Securities	—	13,221,291	—	13,221,291
Asset-Backed Securities (including CDOs)	—	4,699,735	—	4,699,735
Foreign Bonds	—	242,006,357	—	242,006,357
Mutual Funds	177,700,809	—	—	177,700,809
Total Investments	$177,700,809	$2,447,730,590	$—	$2,625,431,399

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,556,842,833
Gross unrealized appreciation	84,484,954
Gross unrealized depreciation	(15,896,388)
Net unrealized appreciation (depreciation)	$68,588,566

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139,940,086	255,507,569	(217,746,846)	177,700,809

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,084	$177,700,809

12

QUARTERLY REPORT

July 31, 2014

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.2%
Asset-Backed & Securitized - 11.6%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$2,886,620	$2,889,449
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.438%, 10/10/17	4,200,000	4,200,647
ARI Fleet Lease Trust, “A”, FRN, 0.702%, 3/15/20 (n)	1,055,263	1,055,456
ARI Fleet Lease Trust, “A”, FRN, 0.452%, 1/15/21 (n)	2,839,898	2,838,186
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (z)	2,560,000	2,560,202
Babson Ltd., CLO, “A1”, FRN, 0.484%, 7/20/19 (n)	312,058	311,069
Babson Ltd., CLO, “A1”, FRN, 0.459%, 1/18/21 (z)	2,812,951	2,784,731
Bayview Commercial Asset Trust, FRN, 0.465%, 8/25/35 (z)	842,518	763,015
Bayview Commercial Asset Trust, FRN, 0.425%, 4/25/36 (z)	737,388	647,050
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	3,647,180	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,909,150	1,923,062
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	601,682	609,720
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)	829,033	515,565
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	5,000,000	5,000,565
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.536%, 3/21/16	5,030,000	5,034,542
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	7,286	7,488
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	3,370,333	3,342,451
Chesapeake Funding LLC, “A”, FRN, 0.908%, 11/07/23 (n)	2,985,619	2,996,487
Chesapeake Funding LLC, “A”, FRN, 0.608%, 1/07/25 (n)	4,980,644	4,987,029
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	4,686,546	4,688,280
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,520,000	1,643,438
CNH Equipment Trust, “A2”, 0.45%, 4/15/16	210,641	210,646
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	2,505,653	2,507,643
CNH Wholesale Master Note Trust, “A”, FRN, 0.752%, 8/15/19 (n)	8,000,000	8,021,408
Commercial Mortgage Asset Trust, FRN, 0.815%, 1/17/32 (i)(z)	3,523,156	18,715
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	619,909	623,115
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.856%, 9/15/39	2,257,001	2,474,573
Credit-Based Asset Servicing & Securitization LLC, 4.271%, 12/25/35	702,201	694,202
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.181%, 1/25/37 (d)(q)	2,523,325	1,395,949
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.188%, 3/25/37 (d)(q)	3,614,149	2,281,049
CWCapital Cobalt Ltd., “A4”, FRN, 5.776%, 5/15/46	2,751,293	3,029,377
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	6,070,000	6,063,220
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	1,909,787	1,911,439
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,498,000	1,502,949
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.502%, 9/15/16	5,090,000	5,091,288
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.535%, 7/20/19	7,300,000	7,300,350
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	1,504,688	1,507,065
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	7,075,356	7,081,815
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35 (z)	158,989	157,382
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.703%, 12/10/27 (n)	7,120,000	7,134,176
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	2,220,000	2,221,998
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	4,291,886	4,294,907
Hyundai Auto Lease Securitization Trust, “A2”, 0.51%, 9/15/15 (n)	1,149,753	1,149,835
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	6,444,930	6,456,247
IMPAC CMB Trust, FRN, 0.895%, 11/25/34	275,036	264,718
IMPAC CMB Trust, FRN, 1.075%, 11/25/34	289,511	268,396
IMPAC Secured Assets Corp., FRN, 0.505%, 5/25/36	701,652	695,468
Interstar Millennium Trust, FRN, 0.631%, 3/14/36	239,124	231,103
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	1,378,118	1,378,845
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,670,798	3,984,295
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.288%, 9/12/37	597,964	600,267
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	2,156,753	2,143,799

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (z)	$2,650,000	$2,648,558
LB Commercial Conduit Mortgage Trust, FRN, 1.567%, 10/15/35 (i)	2,412,473	104,342
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	5,438,974	5,440,562
Mercedes-Benz Master Owner Trust, FRN, 0.422%, 11/15/16 (n)	7,280,000	7,281,099
Merrill Lynch Mortgage Investors, Inc., 5.067%, 2/25/37 (d)(q)	2,004,171	479,819
Morgan Stanley Capital I, Inc., FRN, 1.712%, 3/15/31 (i)(z)	311,307	3
Motor PLC, “A1”, FRN, 0.635%, 8/25/21 (n)	4,117,083	4,115,069
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45 (z)	3,200,000	3,204,480
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.422%, 1/15/16	3,881,414	3,884,018
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.452%, 2/15/18	7,030,000	7,033,297
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,926,890	1,944,938
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.407%, 12/25/36 (d)(q)	1,953,601	903,769
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	3,913,758	3,916,028
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/20/21 (n)	3,105,940	3,080,658
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	6,808,877	6,815,210
Smart Trust, “A2B”, FRN, 0.482%, 6/14/15 (n)	295,067	295,067
Smart Trust, “A2B”, FRN, 0.406%, 9/14/15	860,215	860,264
Thornburg Mortgage Securities Trust, FRN, 0.835%, 4/25/43	938,669	943,413
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.366%, 10/20/16	4,100,000	4,101,620
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	700,719	700,807
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	2,680,000	2,675,366

		$191,923,058
Automotive - 4.2%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$2,146,000	$2,137,731
American Honda Finance Corp., 1.85%, 9/19/14 (n)	1,700,000	1,702,989
American Honda Finance Corp., 1%, 8/11/15 (n)	3,060,000	3,080,055
American Honda Finance Corp., FRN, 0.602%, 5/26/16 (n)	3,570,000	3,584,548
American Honda Finance Corp., FRN, 0.732%, 10/07/16	3,010,000	3,032,130
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,758,736
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,831,763
Daimler Finance North America LLC, FRN, 0.919%, 8/01/16 (n)	5,040,000	5,083,868
Daimler Finance North America LLC, FRN, 0.579%, 8/01/17 (z)	4,000,000	4,001,184
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,333,303
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	4,620,000	4,838,692
Hyundai Capital America, 1.625%, 10/02/15 (n)	4,490,000	4,522,710
Nissan Motor Acceptance Corp., FRN, 0.934%, 9/26/16 (n)	5,500,000	5,534,997
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	3,030,000	3,038,511
Toyota Motor Credit Corp., 1.25%, 11/17/14	2,660,000	2,668,113
Toyota Motor Credit Corp., 3.2%, 6/17/15	1,270,000	1,302,498
Toyota Motor Credit Corp., FRN, 0.623%, 1/17/19	5,320,000	5,357,474
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17 (n)	3,620,000	3,623,986
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,583,873
Volkswagen International Finance N.V., FRN, 0.829%, 11/20/14 (n)	3,740,000	3,745,939

		$69,763,100
Banks & Diversified Financials (Covered Bonds) - 1.3%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$1,940,000	$1,951,205
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	4,260,000	4,343,053
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	2,540,000	2,543,419
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	3,800,000	3,799,088
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	2,400,000	2,409,247
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,691,472
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,260,000	2,333,292

		$21,070,776

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.5%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,862,000	$1,861,542
Viacom, Inc., 1.25%, 2/27/15	2,100,000	2,109,536
WPP Finance, 8%, 9/15/14	4,550,000	4,587,970

		$8,559,048
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 12/10/14	$3,700,000	$3,742,354
BlackRock, Inc., 1.375%, 6/01/15	1,740,000	1,754,686
Franklin Resources, Inc., 1.375%, 9/15/17	1,222,000	1,219,989
NYSE Euronext, 2%, 10/05/17	3,266,000	3,308,772

		$10,025,801
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$6,150,000	$6,173,610

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$3,360,000	$3,448,959
NBCUniversal Enterprise Co., FRN, 0.771%, 4/15/16 (n)	1,450,000	1,457,353

		$4,906,312
Chemicals - 0.1%
CF Industries, Inc., 6.875%, 5/01/18	$1,220,000	$1,421,837

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2/01/15	$4,085,000	$4,141,802
Intuit, Inc., 5.75%, 3/15/17	1,220,000	1,355,113

		$5,496,915
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.489%, 5/03/18	$4,470,000	$4,471,658

Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,672,843
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	8,179,313
General Electric Co., 0.85%, 10/09/15	1,260,000	1,265,494
Pentair Finance S.A., 1.35%, 12/01/15	4,610,000	4,640,338
United Technologies Corp., FRN, 0.727%, 6/01/15	2,560,000	2,570,936

		$18,328,924
Consumer Products - 1.1%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,480,881
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	3,150,000	3,183,154
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,031,006
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,091,379
Newell Rubbermaid, Inc., 2%, 6/15/15	2,337,000	2,363,389
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,767,786
Procter & Gamble Co., 0.75%, 11/04/16	3,410,000	3,402,556
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,585,000	2,591,941

		$18,912,092
Consumer Services - 0.8%
eBay, Inc., 1.35%, 7/15/17	$3,482,000	$3,486,088
Experian Finance PLC, 2.375%, 6/15/17 (n)	3,189,000	3,239,507
Western Union Co., 2.375%, 12/10/15	1,970,000	2,005,927
Western Union Co., FRN, 1.232%, 8/21/15	3,800,000	3,822,165

		$12,553,687

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$1,326,000	$1,363,318

Electronics - 1.5%
Applied Materials, Inc., 2.65%, 6/15/16	$1,670,000	$1,724,492
Intel Corp., 1.35%, 12/15/17	6,765,000	6,755,198
Tyco Electronics Group S.A., 1.6%, 2/03/15	3,160,000	3,177,472
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,504,221
Tyco Electronics Group S.A., FRN, 0.437%, 1/29/16	10,000,000	10,002,330
Xilinx, Inc., 2.125%, 3/15/19	2,410,000	2,398,256

		$25,561,969
Emerging Market Quasi-Sovereign - 1.5%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,574,138
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	5,420,000	5,457,122
Korea Development Bank, 1%, 1/22/16	3,000,000	2,998,338
Korea Expressway Corp., 4.5%, 3/23/15 (n)	2,479,000	2,535,717
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,791,627
National Agricultural Co., 5%, 9/30/14 (n)	2,541,000	2,556,998
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	2,522,000	2,593,373
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	3,010,000	2,950,465

		$25,457,778
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$8,093,788
Apache Corp., 6.9%, 9/15/18	2,183,000	2,599,604
Canadian Natural Resources Ltd., FRN, 0.609%, 3/30/16	1,560,000	1,564,741
Devon Energy Corp., 1.2%, 12/15/16	2,400,000	2,402,321
Encana Corp., 5.9%, 12/01/17	3,360,000	3,801,743
Petrohawk Energy Corp., 7.25%, 8/15/18	387,000	401,723
Southwestern Energy Co., 7.5%, 2/01/18	2,220,000	2,621,540

		$21,485,460
Energy - Integrated - 1.8%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,459,461
BP Capital Markets PLC, 3.125%, 10/01/15	5,300,000	5,457,702
BP Capital Markets PLC, 0.7%, 11/06/15	1,142,000	1,143,946
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,777,643
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,626,486
Petro-Canada Financial Partnership, 5%, 11/15/14	2,950,000	2,987,288
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,414,767
Shell International Finance B.V., FRN, 0.443%, 11/15/16	2,740,000	2,746,214
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,686,050
Total Capital S.A., 3%, 6/24/15	2,810,000	2,877,516

		$30,177,073
Financial Institutions - 1.2%
General Electric Capital Corp., 2.15%, 1/09/15	$2,180,000	$2,197,767
General Electric Capital Corp., FRN, 0.831%, 12/11/15	2,500,000	2,514,985
General Electric Capital Corp., FRN, 0.833%, 1/08/16	3,270,000	3,290,840
General Electric Capital Corp., FRN, 0.464%, 1/14/16	6,750,000	6,756,804
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	3,370,000	3,484,641
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,219,016

		$19,464,053

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 4.8%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$1,350,000	$1,381,023
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	1,260,000	1,265,466
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	5,370,000	5,385,594
Campbell Soup Co., FRN, 0.525%, 8/01/14	4,570,000	4,570,000
Coca-Cola Co., 1.15%, 4/01/18	2,480,000	2,445,166
Coca-Cola Co., FRN, 0.339%, 11/01/16	3,120,000	3,122,783
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,771,310
General Mills, Inc., 5.2%, 3/17/15	1,990,000	2,048,162
Heineken N.V., 0.8%, 10/01/15 (n)	2,810,000	2,816,609
Ingredion, Inc., 3.2%, 11/01/15	1,025,000	1,054,509
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,092,791
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,284,722
Kraft Foods Group, Inc., 1.625%, 6/04/15	5,170,000	5,217,166
Kraft Foods Group, Inc., 6.125%, 8/23/18	7,435,000	8,565,492
Molson Coors Brewing Co., 2%, 5/01/17	3,330,000	3,378,605
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,508,103
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	5,000,000	5,172,845
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	2,630,000	2,646,022
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,115,389
SABMiller Holdings, Inc., FRN, 0.929%, 8/01/18 (n)	5,700,000	5,731,333
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	6,044,683
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,117,817
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	3,712,000	3,732,550
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	531,472

		$79,999,612
Food & Drug Stores - 0.9%
CVS Caremark Corp., 3.25%, 5/18/15	$2,372,000	$2,423,427
CVS Caremark Corp., 1.2%, 12/05/16	2,800,000	2,814,608
Walgreen Co., 1%, 3/13/15	4,120,000	4,134,642
Walgreen Co., 1.8%, 9/15/17	5,860,000	5,894,662

		$15,267,339
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,583,160

Insurance - 2.4%
Aflac, Inc., 3.45%, 8/15/15	$3,840,000	$3,956,755
American International Group, Inc., 5.85%, 1/16/18	1,525,000	1,726,884
American International Group, Inc., 2.3%, 7/16/19	6,090,000	6,051,420
Lincoln National Corp., 4.3%, 6/15/15	2,060,000	2,122,851
MetLife Global Funding I, FRN, 0.614%, 4/10/17 (n)	4,820,000	4,830,175
MetLife, Inc., 1.756%, 12/15/17	1,199,000	1,204,355
Metropolitan Life Global Funding I, 0.764%, 7/15/16 (n)	4,570,000	4,602,127
New York Life Global Funding, 1.3%, 1/12/15 (n)	4,590,000	4,607,823
PRICOA Global Funding I, FRN, 0.502%, 8/19/15 (n)	2,590,000	2,595,398
Prudential Financial, Inc., FRN, 1.013%, 8/15/18	3,690,000	3,708,978
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,539,000	1,647,704
Voya Financial, Inc., 2.9%, 2/15/18	2,515,000	2,591,152

		$39,645,622
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$673,048
WellPoint, Inc., 5%, 12/15/14	120,000	122,023
Wellpoint, Inc., 1.25%, 9/10/15	2,400,000	2,414,184

		$3,209,255

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.8%
ACE Ltd., 2.6%, 11/23/15	$2,890,000	$2,960,990
Aon Corp., 3.5%, 9/30/15	3,200,000	3,298,240
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	3,480,000	3,540,350
Berkshire Hathaway, Inc., FRN, 0.924%, 8/15/14	3,210,000	3,209,958

		$13,009,538
International Market Quasi-Sovereign - 4.7%
Achmea Hypotheekbank N.V., FRN, 0.589%, 11/03/14 (n)	$2,500,000	$2,501,893
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	4,070,000	4,054,302
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,239,061
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,087,465
Eksportfinans A.S.A., 3%, 11/17/14	5,000,000	5,026,000
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	3,954,854
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,364,264
KfW Bankengruppe, 0.5%, 9/30/15	3,400,000	3,408,701
Kommunalbanken A.S., 1%, 2/09/15 (n)	3,000,000	3,011,877
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,000,000	1,016,395
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,849,651
Kommunalbanken A.S., FRN, 0.367%, 10/31/16 (n)	4,360,000	4,362,912
Kreditanstalt für Wiederaufbau, FRN, 0.205%, 1/23/15	4,670,000	4,670,346
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	1,700,000	1,766,518
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,515,662
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,489,654
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	3,160,000	3,150,457
Statoil A.S.A., 2.9%, 10/15/14	4,380,000	4,400,630
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,397,583
Statoil A.S.A., FRN, 0.523%, 5/15/18	1,205,000	1,205,464
Statoil A.S.A., FRN, 0.694%, 11/08/18	3,010,000	3,028,990
Swedish Export Credit Corp., FRN, 0.975%, 8/14/14	8,640,000	8,642,074

		$78,144,753
International Market Sovereign - 1.0%
Kingdom of Belgium, 2.875%, 9/15/14	$2,500,000	$2,507,220
Kingdom of Denmark, 0.875%, 3/20/17 (z)	6,840,000	6,832,818
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,446,664
Republic of Iceland, 4.875%, 6/16/16 (n)	3,494,000	3,652,404

		$16,439,106
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$918,481
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,185,894

		$3,104,375
Local Authorities - 1.2%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$5,440,000	$5,427,379
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	6,350,000	6,346,889
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,839,891
State of Illinois, 4.961%, 3/01/16	3,275,000	3,468,291

		$20,082,450
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$1,260,000	$1,268,789

Major Banks - 13.1%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$2,880,000	$2,899,175
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	3,940,000	4,207,959

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
ABN AMRO Bank N.V., FRN, 0.64%, 6/06/16 (n)	$3,100,000	$3,094,891
Bank of America Corp., 4.5%, 4/01/15	1,000,000	1,026,064
Bank of America Corp., 1.5%, 10/09/15	3,060,000	3,086,555
Bank of America Corp., 1.25%, 1/11/16	5,250,000	5,277,736
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,893,335
Bank of America Corp., 6%, 9/01/17	8,000,000	8,991,016
Bank of America Corp., FRN, 0.511%, 6/15/16	1,910,000	1,904,014
Bank of Montreal, FRN, 0.834%, 4/09/18	1,990,000	2,008,955
Bank of New York Mellon Corp., 2.2%, 5/15/19	4,060,000	4,053,236
Bank of Nova Scotia, FRN, 0.631%, 3/15/16	5,890,000	5,912,011
Bank of Nova Scotia, FRN, 0.754%, 7/15/16	1,990,000	2,001,673
Barclays Bank PLC, 2.5%, 2/20/19	4,500,000	4,541,184
BNP Paribas, 2.7%, 8/20/18	4,370,000	4,452,916
BNP Paribas, FRN, 0.82%, 12/12/16	1,280,000	1,283,894
BNP Paribas, FRN, 0.712%, 3/17/17	3,010,000	3,011,526
Canadian Imperial Bank of Commerce, FRN, 0.754%, 7/18/16	2,270,000	2,282,932
Commonwealth Bank of Australia, 3.75%, 10/15/14 (n)	4,574,000	4,605,149
Commonwealth Bank of Australia, FRN, 0.731%, 9/20/16 (n)	4,820,000	4,847,566
Commonwealth Bank of Australia, FRN, 0.59%, 3/13/17 (n)	1,510,000	1,511,937
DBS Bank Ltd., 2.35%, 2/28/17 (n)	4,010,000	4,130,372
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,388,065
Goldman Sachs Group, Inc., 5.125%, 1/15/15	3,930,000	4,009,830
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,690,000	3,728,173
Goldman Sachs Group, Inc., FRN, 1.232%, 11/21/14	2,000,000	2,005,778
Goldman Sachs Group, Inc., FRN, 1.436%, 4/30/18	2,310,000	2,354,267
Goldman Sachs Group, Inc., FRN, 1.333%, 11/15/18	5,420,000	5,508,509
HSBC Bank PLC, 3.1%, 5/24/16 (n)	2,520,000	2,622,015
HSBC Bank PLC, FRN, 0.873%, 5/15/18 (n)	5,132,000	5,177,978
HSBC USA, Inc., 2.375%, 2/13/15	1,650,000	1,667,721
Huntington National Bank, FRN, 0.658%, 4/24/17	7,240,000	7,244,815
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,799,044
ING Bank N.V., FRN, 1.181%, 3/07/16 (n)	1,450,000	1,462,650
ING Bank N.V., FRN, 1.873%, 9/25/15 (n)	3,680,000	3,737,040
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,115,033
JPMorgan Chase & Co., FRN, 0.847%, 2/26/16	2,500,000	2,513,258
KeyCorp, 3.75%, 8/13/15	3,850,000	3,974,367
Morgan Stanley, 6%, 4/28/15	3,290,000	3,414,096
Morgan Stanley, FRN, 1.477%, 2/25/16	3,410,000	3,460,243
Morgan Stanley, FRN, 0.973%, 7/23/19	7,840,000	7,843,646
National Australia Bank Ltd., 2%, 3/09/15	4,810,000	4,858,350
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)	2,802,000	2,815,382
Nordea Bank AB, FRN, 0.592%, 4/04/17 (n)	2,900,000	2,903,787
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,202,960
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,570,511
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,135,428
PNC Funding Corp., 3.625%, 2/08/15	2,300,000	2,338,265
Royal Bank of Canada, 0.8%, 10/30/15	3,000,000	3,008,550
Royal Bank of Canada, FRN, 0.691%, 9/09/16	2,920,000	2,935,269
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,000,000	1,018,916
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	5,140,699
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,730,000	3,816,711
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,770,000	3,797,268
Sumitomo Mitsui Banking Corp., FRN, 0.554%, 7/11/17	6,000,000	6,005,136
Wells Fargo & Co., 3.75%, 10/01/14	1,350,000	1,357,285

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 1.25%, 2/13/15	$5,320,000	$5,342,403
Wells Fargo & Co., FRN, 0.764%, 7/20/16	3,550,000	3,571,698
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,811,301
Westpac Banking Corp., FRN, 0.562%, 5/19/17	5,730,000	5,733,146

		$217,413,689
Medical & Health Technology & Services - 1.7%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,655,547
Becton, Dickinson & Co., 1.75%, 11/08/16	2,030,000	2,064,591
CareFusion Corp., 1.45%, 5/15/17	1,900,000	1,893,434
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,474,207
Covidien International Finance S.A., 1.35%, 5/29/15	2,440,000	2,456,948
Express Scripts Holding Co., 2.1%, 2/12/15	4,225,000	4,260,942
McKesson Corp., 0.95%, 12/04/15	3,090,000	3,099,579
McKesson Corp., 3.25%, 3/01/16	4,190,000	4,340,136
McKesson Corp., FRN, 0.63%, 9/10/15	1,280,000	1,282,241
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	3,029,983

		$27,557,608
Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 5/01/18	$1,770,000	$1,787,875
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	1,307,000	1,426,194
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	4,750,000	4,834,341
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,620,000	1,634,745
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	5,690,000	5,722,683
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	2,210,000	2,274,534
Rio Tinto Finance (USA) Ltd., FRN, 1.072%, 6/17/16	4,020,000	4,052,944

		$21,733,316
Midstream - 1.1%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$2,163,000	$2,180,012
Enterprise Products Operating LP, 3.7%, 6/01/15	4,320,000	4,431,741
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	766,477
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,506,167
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,677,907
TransCanada PipeLines Ltd., 3.4%, 6/01/15	4,100,000	4,197,797
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	1,390,000	1,402,441

		$18,162,542
Mortgage-Backed - 2.1%
Fannie Mae, 7%, 3/01/15 - 9/01/16	$136,348	$141,200
Fannie Mae, 5.133%, 2/01/16	638,086	671,673
Fannie Mae, 6.5%, 3/01/16 - 6/01/17	450,616	472,398
Fannie Mae, 5.732%, 7/01/16	1,880,432	2,026,583
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	904,569	959,390
Fannie Mae, 1.114%, 2/25/17	4,056,480	4,057,612
Fannie Mae, 6%, 3/01/17 - 12/01/17	458,413	477,059
Fannie Mae, 5%, 2/01/18 - 7/01/23	2,472,686	2,656,119
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	1,564,252	1,673,558
Fannie Mae, FRN, 0.402%, 5/25/18	4,230,000	4,229,006
Fannie Mae, FRN, 2.335%, 2/01/33	111,002	111,527
Fannie Mae, FRN, 2.23%, 3/01/33	96,229	96,653
Fannie Mae, FRN, 2.125%, 5/01/33	609,856	657,885
Freddie Mac, 7.5%, 5/01/15	12,489	12,532
Freddie Mac, 6%, 4/01/16 - 8/01/17	271,033	280,452

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.655%, 11/25/16	$281,484	$285,268
Freddie Mac, 1.426%, 8/25/17	1,039,000	1,043,340
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	1,514,535	1,642,823
Freddie Mac, 5%, 5/01/18 - 8/01/20	1,257,017	1,356,720
Freddie Mac, 2.5%, 7/01/28	11,042,973	11,114,734
Ginnie Mae, FRN, 1.625%, 7/20/32	134,888	139,798

		$34,106,330
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,106,243

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$4,630,000	$4,663,114

Network & Telecom - 2.6%
AT&T, Inc., 0.8%, 12/01/15	$4,010,000	$4,016,412
AT&T, Inc., 2.4%, 8/15/16	2,750,000	2,833,364
AT&T, Inc., FRN, 0.62%, 2/12/16	2,330,000	2,336,195
AT&T, Inc., FRN, 1.137%, 11/27/18	3,850,000	3,920,189
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	2,984,413
France Telecom, 2.125%, 9/16/15	1,900,000	1,926,193
Verizon Communications, Inc., 0.7%, 11/02/15	3,210,000	3,213,239
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,662,187
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	3,993,964
Verizon Communications, Inc., FRN, 1.761%, 9/15/16	7,500,000	7,698,248
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	6,730,000	6,823,184

		$42,407,588
Oil Services - 0.5%
Noble Corp., 3.45%, 8/01/15	$2,270,000	$2,327,199
Transocean, Inc., 5.05%, 12/15/16	3,533,000	3,823,829
Transocean, Inc., 2.5%, 10/15/17	1,970,000	1,998,829

		$8,149,857
Oils - 0.2%
Phillips 66, 1.95%, 3/05/15	$2,680,000	$2,703,667

Other Banks & Diversified Financials - 8.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,495,294
American Express Centurion Bank, FRN, 0.674%, 11/13/15	2,750,000	2,761,206
American Express Credit Corp., FRN, 1.33%, 6/12/15	2,400,000	2,420,578
Banco Santander Chile, FRN, 1.134%, 4/11/17 (z)	3,830,000	3,829,931
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.677%, 2/26/16 (n)	2,100,000	2,104,610
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.841%, 9/09/16 (n)	6,220,000	6,252,406
Banque Federative du Credit Mutuel, FRN, 1.085%, 10/28/16 (n)	2,780,000	2,803,363
Banque Federative du Credit Mutuel, FRN, 1.084%, 1/20/17 (n)	4,860,000	4,900,221
Capital One Financial Corp., 2.45%, 4/24/19	1,880,000	1,881,904
Capital One Financial Corp., 2.15%, 3/23/15	1,752,000	1,770,214
Capital One Financial Corp., FRN, 0.877%, 11/06/15	2,000,000	2,009,990
Citigroup, Inc., 6.375%, 8/12/14	2,380,000	2,382,777
Citigroup, Inc., 6.01%, 1/15/15	1,880,000	1,926,171
Citigroup, Inc., 1.25%, 1/15/16	6,000,000	6,031,944
Citigroup, Inc., FRN, 1.003%, 4/08/19	9,150,000	9,162,380
Danske Bank A.S., 3.75%, 4/01/15 (n)	360,000	367,614
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,494,246

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Fifth Third Bancorp, 2.3%, 3/01/19	$1,859,000	$1,856,855
First Republic Bank, 2.375%, 6/17/19	1,333,000	1,335,299
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,538,973
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	6,800,000	6,903,598
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	3,600,000	3,693,265
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,971,768
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,713,461
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	5,110,000	5,196,180
Macquarie Bank Ltd., 5%, 2/22/17 (n)	6,790,000	7,365,364
National Bank of Canada, 1.5%, 6/26/15	2,970,000	3,001,203
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,181,662
Rabobank Nederland N.V., FRN, 0.711%, 3/18/16	1,990,000	2,000,949
Santander UK PLC, 3.875%, 11/10/14 (n)	4,525,000	4,566,883
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,481,945
SunTrust Banks, Inc., 3.5%, 1/20/17	4,907,000	5,175,393
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,695,317
Svenska Handelsbanken AB, FRN, 0.679%, 3/21/16	1,000,000	1,005,080
Svenska Handelsbanken AB, FRN, 0.7%, 9/23/16	4,500,000	4,524,872
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	11,009,446
Union Bank, 3%, 6/06/16	1,910,000	1,983,995

		$137,796,357
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 12/09/14	$4,120,000	$4,151,246

Pharmaceuticals - 1.8%
AbbVie, Inc., FRN, 0.997%, 11/06/15	$4,440,000	$4,474,392
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,660,471
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,465,056
Celgene Corp., 2.45%, 10/15/15	5,312,000	5,406,208
Mylan, Inc., 1.8%, 6/24/16	2,710,000	2,743,870
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,786,282
Sanofi, 1.2%, 9/30/14	650,000	650,952
Sanofi, 1.25%, 4/10/18	5,060,000	4,979,678
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	2,240,000	2,246,541

		$29,413,450
Printing & Publishing - 0.2%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,525,390

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,925,682

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$1,686,000	$1,701,388
Ventas Realty LP, 1.55%, 9/26/16	2,160,000	2,178,071

		$3,879,459
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,028,118
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,842,512

		$4,870,630

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 4.2%, 2/01/15	$1,000,000	$1,008,948
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	1,935,000	1,919,955

		$2,928,903
Retailers - 0.6%
Target Corp., 2.3%, 6/26/19	$4,110,000	$4,125,770
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	3,007,390
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,062,036

		$9,195,196
Specialty Chemicals - 0.6%
Airgas, Inc., 4.5%, 9/15/14	$5,480,000	$5,504,567
Ecolab, Inc., 2.375%, 12/08/14	2,570,000	2,587,317
Ecolab, Inc., 1%, 8/09/15	2,520,000	2,530,025

		$10,621,909
Supermarkets - 0.3%
Tesco PLC, 2%, 12/05/14 (n)	$3,510,000	$3,528,585
Woolworths Ltd., 2.55%, 9/22/15 (n)	1,900,000	1,939,368

		$5,467,953
Supranational - 0.7%
Central American Bank for Economic Integration, 5.375%, 9/24/14 (n)	$4,240,000	$4,267,153
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,861,290

		$11,128,443
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,601,852
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	2,840,000	2,815,448
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	2,730,000	2,773,251

		$7,190,551
Tobacco - 0.6%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$2,820,000	$2,839,771
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	2,206,000	2,197,886
Lorillard Tobacco Co., 3.5%, 8/04/16	2,590,000	2,703,118
Reynolds American, Inc., 1.05%, 10/30/15	2,650,000	2,650,050

		$10,390,825
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,492,670

U.S. Government Agencies and Equivalents - 0.7%
Government of Ukraine, 1.844%, 5/16/19	$1,226,000	$1,226,000
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,511,250
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,305,238
Small Business Administration, 5.1%, 1/01/16	228,785	233,529
Small Business Administration, 5.46%, 3/01/16	233,154	238,199
Small Business Administration, 5.68%, 5/01/16	221,403	227,067
Small Business Administration, 5.94%, 7/01/16	56,965	58,774
Small Business Administration, 5.37%, 9/01/16	139,332	143,084

		$11,943,141
U.S. Treasury Obligations - 9.4%
U.S. Treasury Notes, 0.375%, 3/15/16	$15,000,000	$15,003,510
U.S. Treasury Notes, 1.5%, 6/30/16	64,000,000	65,190,016

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.25%, 7/31/16	$56,000,000	$59,027,472
U.S. Treasury Notes, 3%, 8/31/16	15,000,000	15,751,170

		$154,972,168
Utilities - Electric Power - 2.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,572,149
Duke Energy Corp., 3.35%, 4/01/15	960,000	977,909
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,420,452
Duke Energy Corp., FRN, 0.612%, 4/03/17	1,800,000	1,805,204
Duke Energy Indiana, Inc., FRN, 0.584%, 7/11/16	1,760,000	1,766,197
Enel Finance International S.A., 3.875%, 10/07/14 (n)	3,300,000	3,319,091
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	759,710
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	5,150,000	5,166,408
NextEra Energy Capital Co., 1.2%, 6/01/15	3,610,000	3,631,133
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	950,000	955,919
Niagara Mohawk Power Corp., 3.553%, 10/01/14 (n)	3,280,000	3,295,787
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,388,671
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,917,146
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,661,310
Southern Co., 2.375%, 9/15/15	2,530,000	2,579,133
Southern Co., 2.45%, 9/01/18	2,700,000	2,752,950

		$41,969,169
Total Bonds		$1,609,737,564

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	46,570,497	$46,570,497
Total Investments		$1,656,308,061

Other Assets, Less Liabilities - 0.0%		466,194
Net Assets - 100.0%		$1,656,774,255

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $449,153,729 representing 27.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22	4/01/14	$2,559,938	$2,560,202
Babson Ltd., CLO, “A1”, FRN, 0.459%, 1/18/21	6/24/14	2,788,690	2,784,731
Banco Santander Chile, FRN, 1.134%, 4/11/17	4/08/14	3,830,000	3,829,931
Bayview Commercial Asset Trust, FRN, 0.465%, 8/25/35	6/09/05	842,518	763,015
Bayview Commercial Asset Trust, FRN, 0.425%, 4/25/36	2/23/06	737,388	647,050
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	278,119	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	829,033	515,565
Commercial Mortgage Asset Trust, FRN, 0.815%, 1/17/32	8/25/03	18,713	18,715

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Daimler Finance North America LLC, FRN, 0.579%, 8/01/17	7/24/14	$4,000,000	$4,001,184
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19	2/11/14	6,069,756	6,063,220
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35	6/21/05-1/18/07	159,014	157,382
Kingdom of Denmark, 0.875%, 3/20/17	3/11/14	6,835,193	6,832,818
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17	4/15/14	2,649,785	2,648,558
Morgan Stanley Capital I, Inc., FRN, 1.712%, 3/15/31	6/10/03	11,693	3
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45	3/13/14	3,200,000	3,204,480
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	2,522,000	2,593,373
Total Restricted Securities			$36,620,227
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Cleared Swap Agreements at 7/31/2014

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/18	USD	20,000,000	Merrill Lynch International (a)	1.00% (fixed rate)	(1)	$400,435

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $138,250.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$166,915,309	$—	$166,915,309
Non-U.S. Sovereign Debt	—	131,170,076	—	131,170,076
Municipal Bonds	—	7,106,243	—	7,106,243
U.S. Corporate Bonds	—	618,866,496	—	618,866,496
Residential Mortgage-Backed Securities	—	45,815,363	—	45,815,363
Commercial Mortgage-Backed Securities	—	13,960,543	—	13,960,543
Asset-Backed Securities (including CDOs)	—	166,253,482	—	166,253,482
Foreign Bonds	—	459,650,052	—	459,650,052
Mutual Funds	46,570,497	—	—	46,570,497
Total Investments	$46,570,497	$1,609,737,564	$—	$1,656,308,061

Other Financial Instruments
Swap Agreements	$—	$400,435	$—	$400,435

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,655,763,886
Gross unrealized appreciation	12,681,054
Gross unrealized depreciation	(12,136,879)
Net unrealized appreciation (depreciation)	$544,175

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,030,122	180,480,812	(166,940,437)	46,570,497

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,094	$46,570,497

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	63.8%
United Kingdom	5.5%
France	3.8%
Sweden	3.2%
Netherlands	3.1%
Canada	3.1%
Australia	3.0%
Japan	3.0%
Germany	2.5%
Other Countries	9.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

15

QUARTERLY REPORT

July 31, 2014

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.8%
Alabama - 1.4%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 6/01/15	$1,000,000	$1,029,741
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	2,335,000	2,663,605
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,967,823
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,094,660
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,777,421
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 9/01/15	430,000	448,907
Alabama Public School & College Authority, “A”, 5%, 5/01/15	2,000,000	2,071,300
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,586,228
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 11/15/14	2,000,000	2,023,060
Birmingham, AL, Waterworks Board Water Rev., 3%, 7/01/15	3,730,000	3,818,252
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,006,160
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,933,876

		$22,421,033
Alaska - 0.3%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	$4,000,000	$4,712,760

Arizona - 1.3%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$328,152
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.91%, 2/01/48	3,000,000	2,998,590
Chandler, AZ, 5%, 7/01/22	1,000,000	1,142,910
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 5/01/29 (Put Date 5/30/18)	5,000,000	5,016,550
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,555,911
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	3,275,000	3,674,419
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	427,332
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	410,453
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	585,307
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,072,750
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 0.625%, 3/01/28 (Put Date 3/01/15)	1,250,000	1,250,825

		$20,463,199
Arkansas - 0.6%
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	$5,000,000	$6,039,000
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,229,883

		$9,268,883
California - 10.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 11/15/14	$1,150,000	$1,151,863
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	3,510,000	4,050,505
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,391,710
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,148,050
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,448,825
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.86%, 10/01/15	1,640,000	1,643,952
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,499,081
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	586,785
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	570,000	612,972
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,210,913
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,226,190
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	2,400,000	2,837,400
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,104,237
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 8/01/21	90,000	92,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Infrastructure & Economic Development Bank Rev., “A”, ETM, 4%, 2/01/15	$1,260,000	$1,284,016
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	724,893
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	147,482
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,326,541
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, FRN, 0.7%, 11/01/38 (Put Date 5/01/15)	5,000,000	5,003,650
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 4/01/25 (Put Date 4/01/15)	2,000,000	2,016,120
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/15	1,000,000	1,046,480
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	4,134,374
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	470,328
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	485,000	562,028
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,418,100
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 11/01/15	1,000,000	1,045,590
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,078,950
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,677,270
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,523,065
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.472%, 3/01/34 (Put Date 12/12/15)	2,500,000	2,502,250
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 9/01/14	280,000	280,274
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 9/01/15	530,000	535,411
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	627,222
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	434,728
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.37%, 6/01/38 (Put Date 7/08/15)	1,060,000	1,060,127
Irvine, CA, Improvement Bond Act 1915, 3%, 9/02/14	500,000	501,080
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	548,164
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	641,570
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	572,216
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	596,775
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	252,547
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	605,827
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	346,344
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,047,747
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	573,995
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,199,395
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,194,937
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	340,000	347,028
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	845,000	858,858
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	5,982,950
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22	1,000,000	1,082,090
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,183,640
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/15	1,105,000	1,126,304
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/17	350,000	383,191
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,487,412
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	347,203
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,610,844
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	2,705,000	2,738,650
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 5/01/15	3,170,000	3,165,308
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,417,656
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,189,650
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,208,092
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,334,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	$1,300,000	$1,436,708
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,090,603
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	875,933
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,413,156
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	1,500,000	1,771,230
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,302,653
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	577,725
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 7/01/15	400,000	410,424
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,854,189
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	2,500,000	2,526,975
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,128,996
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,154,790
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment), 5%, 8/01/17	300,000	333,558
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment) , 4%, 8/01/15	420,000	433,889
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,168,730
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 4%, 9/01/16	820,000	873,817
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 9/01/17	575,000	640,153
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 9/01/18	600,000	678,840
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 9/01/19	625,000	712,088
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 9/01/20	985,000	1,128,889
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 9/01/21	1,350,000	1,553,351
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,246,960
State of California, 5%, 4/01/17	7,000,000	7,825,930
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,058,500

		$158,645,720
Colorado - 0.8%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,570,000	$2,790,866
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/15	215,000	217,094
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	105,569
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	169,989
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	175,000	174,256
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	1,460,000	1,429,895
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	300,000	317,985
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	310,000	330,190
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	582,730
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 6/01/39 (Put Date 12/01/14)	1,000,000	1,012,490
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 1/01/15	500,000	504,600
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,099,620
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,373,588
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	349,029
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	522,501
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,811,340

		$12,791,742
Connecticut - 0.1%
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 5/01/31 (Put Date 4/01/15)	$2,000,000	$2,013,460

Florida - 4.8%
Broward County, FL, Airport System Rev., “Q-1”, 3%, 10/01/15	$550,000	$567,441
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/15	1,000,000	1,054,770
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	150,000	161,309
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	932,289
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	274,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	$700,000	$790,958
Citizens Property Insurance Corp., FL, “A-1”, 5%, 6/01/15	5,000,000	5,195,350
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 4/01/39 (Put Date 6/02/15)	2,500,000	2,506,950
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,620,600
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,669,594
Florida Department Management Services Rev. “A”, AGM, 5.25%, 9/01/15	1,875,000	1,964,925
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,465,789
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	679,320
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19	275,000	225,926
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23	215,000	137,983
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24	150,000	90,413
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,767,736
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,550,753
Florida State Board of Education, Lottery Rev., “A” , 5%, 7/01/18	14,780,000	17,063,362
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/21	5,165,000	5,248,363
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,293,140
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,167,106
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,032,783
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	410,674
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	1,500,000	1,683,795
Miami-Dade County, FL, Water & Sewer Rev., 4%, 10/01/14	1,000,000	1,006,370
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	1,600,000	1,744,576
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	1,987,839
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,100,703
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,073,699
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/15	1,135,000	1,168,687
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,081,335
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/15	400,000	413,092
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	411,879
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	928,995
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	323,956
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	278,626
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	563,020
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	223,388
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,416,160

		$75,277,957
Georgia - 2.5%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,272,940
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	796,796
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	472,652
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 11/01/14	1,185,000	1,200,192
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle), 5th Series, 1.8%, 10/01/32 (Put Date 4/03/18)	2,500,000	2,526,600
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,188,060
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,667,610
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,846,050
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	5,999,633
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/15	190,000	193,840
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	1,340,000	1,405,580
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,118,443
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,135,000	9,365,988
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/20	500,000	587,690
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,038,715

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Gwinnett County, GA, School District, 5%, 2/01/21	$790,000	$948,450
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,035,000	1,038,333

		$39,667,572
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$1,042,841
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,209,654
Guam International Airport Authority Rev., “C”, 4%, 10/01/15	500,000	514,785
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	271,167
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	455,116
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,767,930

		$5,261,493
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,768,500

Illinois - 6.5%
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	$5,375,000	$5,469,708
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	5,640,000	5,739,151
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/15	11,850,000	12,028,580
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/16	7,460,000	7,829,568
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	521,545
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, FRN, 1.1%, 7/01/36 (Put Date 2/15/18)	2,000,000	2,000,000
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 11/01/14	1,820,000	1,838,455
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 10/01/20	3,335,000	3,867,666
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 5/15/15	300,000	301,797
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	379,688
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	956,328
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,432,566
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	986,840
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,044,750
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,095,840
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 11/15/15 (Prerefunded 11/15/14)	500,000	506,730
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, ETM, 5%, 11/15/14	500,000	506,730
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 5/15/15	2,195,000	2,254,199
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,293,850
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 4/01/15	1,000,000	1,017,500
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	617,065
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21	1,315,000	1,534,855
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 3/01/15	900,000	924,165
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 7/01/17	1,000,000	1,120,690
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,391,069
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	1,200,000	1,357,716
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,148,660
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	355,000	413,657
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,850,617
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	6,000,000	6,973,980
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 1/01/21	7,445,000	6,183,296
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,550,593
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/15	410,000	415,359
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	407,628
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	630,924
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	524,455
State of Illinois, AGM, 5%, 1/01/15	2,000,000	2,037,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
State of Illinois, AGM, 5%, 1/01/16	$2,750,000	$2,905,898
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,468,200

		$101,527,718
Indiana - 2.4%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$289,343
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,487,471
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	355,000	404,256
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,180,730
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “B”, 0.3%, 5/01/28 (Put Date 9/02/14)	1,130,000	1,130,000
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 1/01/16	1,000,000	1,060,310
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,184,770
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	6,195,000	6,670,218
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	3,700,000	4,103,522
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	391,143
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	5,000,000	5,070,550
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,580,000	1,627,353
Indiana University Rev., “A”, 5%, 6/01/20	1,000,000	1,188,890
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	545,328
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	532,298
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,880,362
Rockport, IN, Pollution Control Rev. (Indiana Michigan Power Company Project), “A”, 1.75%, 6/01/25 (Put Date 6/01/18)	2,000,000	2,002,940
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,183,390
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,056,760
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,666,395

		$36,656,029
Iowa - 0.6%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$1,630,000	$1,712,136
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	3,000,000	3,350,100
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,905,000	4,223,101

		$9,285,337
Kansas - 0.5%
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	$3,650,000	$3,928,459
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	4,065,000	2,827,167
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,166,060

		$7,921,686
Kentucky - 1.6%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,130,440
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,119,360
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “A”, 0.4%, 4/01/31 (Put Date 9/02/14)	655,000	655,000
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “B”, 0.3%, 4/01/31 (Put Date 9/02/14)	565,000	565,000
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,895,200
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	4,465,000	4,956,150
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	4,000,000	4,354,520
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	2,002,200
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,746,656

		$24,424,526

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - 1.7%
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 1/01/19 (Put Date 1/02/15)	$2,500,000	$2,512,300
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,897,715
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 11/01/15	2,000,000	2,034,600
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	390,915
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	493,189
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	294,970
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,446,546
New Orleans, LA, 5%, 12/01/19	4,000,000	4,472,040
New Orleans, LA, Sewerage Service Rev., 4%, 6/01/16	1,000,000	1,059,450
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/17	500,000	554,475
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/18	500,000	565,555
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/19	500,000	573,325
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/20	550,000	637,296
New Orleans, LA, Water Rev., 5%, 12/01/17	1,000,000	1,122,690
New Orleans, LA, Water Rev., 5%, 12/01/18	400,000	456,028
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	805,889
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,625,748

		$25,942,731
Maine - 0.9%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$470,158
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	214,326
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	339,012
State of Maine, “B”, 5%, 6/01/20	10,605,000	12,653,674

		$13,677,170
Maryland - 2.1%
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	$1,575,000	$1,668,303
State of Maryland, “B”, 5%, 3/15/17	10,000,000	11,171,400
State of Maryland, “B”, 4.5%, 8/01/17	10,000,000	11,159,900
State of Maryland, “C”, 4%, 11/01/15	1,000,000	1,047,510
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,213,790
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,640,700

		$32,901,603
Massachusetts - 5.1%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/15	$1,750,000	$1,805,825
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	1,770,000	1,940,858
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/16	1,000,000	1,027,730
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/22 (Prerefunded 3/01/15)	2,500,000	2,570,050
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 9/01/22 (Prerefunded 9/01/15)	5,000,000	5,259,150
Commonwealth of Massachusetts Consolidated Loan, “D”, 0.48%, 1/01/18	1,500,000	1,505,775
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,447,791
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,100,110
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/19	5,000,000	5,794,250
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 10/01/14	2,250,000	2,259,788
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 10/01/14	2,675,000	2,687,198
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 10/01/14	30,000	30,231
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 7/01/35 (Put Date 1/14/16)	2,000,000	2,074,960
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,682,208
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,817,197
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,120,300
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	1,520,000	1,598,918
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	266,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	$2,800,000	$3,094,812
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,372,159
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	4,925,976
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 7/01/39 (Put Date 7/01/15)	1,000,000	1,040,420
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/14	1,010,000	1,018,050
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	1,115,000	1,191,400
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 7/01/18	850,000	851,930
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	8,405,000	10,190,054
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,447,467
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,649,465

		$78,770,160
Michigan - 3.7%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,975,776
Detroit, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	345,000	345,000
Detroit, MI, District Aid, 5%, 11/01/14	3,000,000	3,015,120
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,004,650
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,759,763
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	732,993
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	95,286
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 1/01/16	4,600,000	4,907,050
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,591,560
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,429,150
Michigan Hospital Finance Authority Rev. (Ascension Health Senior Credit Group), “F-3”, 1.4%, 11/15/47 (Put Date 6/29/18)	6,000,000	6,022,740
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 11/15/14	2,000,000	2,017,020
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 10/15/18	6,180,000	6,197,242
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,172,960
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	3,720,000	4,155,798
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,875,469
Western Michigan University Rev., ASSD GTY, 5.25%, 11/15/14	1,000,000	1,013,270

		$57,310,847
Minnesota - 2.2%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	$9,215,000	$10,772,796
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	6,042,650
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,307,260
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,959,190
State of Minnesota, Trunk Highway Bonds, General Obligation, “B”, 5%, 8/01/15	10,000,000	10,481,100

		$33,562,996
Mississippi - 0.4%
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 3/01/15	$1,490,000	$1,524,166
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 6/01/15	2,330,000	2,404,071
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 8/01/15	1,000,000	1,030,030
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	1,685,000	1,988,586

		$6,946,853
Missouri - 1.2%
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	$2,000,000	$2,019,460
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	329,711
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	707,031
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	741,582
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 2%, 10/01/15	200,000	203,568
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	581,358
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	644,761

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	$550,000	$627,644
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	372,377
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	439,916
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	445,612
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	507,474
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 5/01/15	3,000,000	3,108,090
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	105,000	107,430
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,515,555
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,908,850

		$18,260,419
Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,664,201
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,916,671
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	2,000,000	2,240,960
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	1,605,000	1,688,171
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	5,935,000	6,270,624

		$14,780,627
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,185,746
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,162,472
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,857,700

		$8,205,918
New Hampshire - 0.1%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 7/01/27 (Put Date 7/01/15)	$1,960,000	$2,013,390

New Jersey - 3.1%
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	$1,085,000	$1,085,803
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,513,600
New Jersey Economic Development Authority Rev., AGM, 5%, 9/01/29 (Prerefunded 9/01/14)	1,000,000	1,003,500
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	573,245
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	340,710
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	483,327
New Jersey Economic Development Authority Rev., Cigarette Tax, ETM, 5.375%, 6/15/15	2,730,000	2,853,669
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,320,000	1,348,961
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,961,780
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,066,080
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 7/01/15	935,000	961,676
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	865,000	930,481
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	774,452
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,960,000	11,695,206
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,268,287
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	290,000	68,075
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,840,800
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	832,792
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,445,908
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	4,074,828
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 1/01/15	2,420,000	2,456,348

		$47,579,528
New Mexico - 1.7%
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 6/01/32 (Put Date 9/01/17)	$2,500,000	$2,531,775
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	2,000,000	2,130,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Mexico - continued
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 4/01/29 (Put Date 4/01/15)	$2,400,000	$2,439,000
New Mexico Educational Assistance Foundation, “A-1”, 5%, 12/01/19	2,000,000	2,304,720
New Mexico Educational Assistance Foundation, “A-1”, 4%, 12/01/20	1,500,000	1,654,785
New Mexico Educational Assistance Foundation, “B”, 4%, 9/01/15	3,000,000	3,120,060
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,308,000
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,788,260

		$27,277,440
New York - 6.6%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 7/15/15	$1,075,000	$1,111,486
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	1,140,000	1,300,808
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	430,000	458,058
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	874,312
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	1,000,000	1,152,460
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 7/01/15	500,000	515,975
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,260,540
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 8/15/22	1,000,000	1,003,610
New York Dormitory Authority Rev. (Fordham University), 4%, 7/01/15	1,000,000	1,034,360
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 7/01/15	1,500,000	1,563,000
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,128,480
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,141,260
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/15	2,000,000	2,066,580
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,074,540
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,659,525
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 3/15/15	2,500,000	2,517,225
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,210,445
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	4,054,343
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/20	2,825,000	3,396,441
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,170,000	1,174,154
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,040,000	1,044,108
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,033,960
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	6,062,595
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,104,338
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,566,297
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	4,525,000	4,876,638
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	220,000	243,813
New York, NY, “B”, 5%, 8/01/17	7,120,000	8,028,512
New York, NY, “C”, 5%, 8/01/17	1,000,000	1,127,600
New York, NY, “J-4”, FRN, 0.61%, 8/01/25	1,035,000	1,035,104
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,674,613
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,431,925
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 11/01/14	515,000	521,051
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 11/01/14	485,000	490,592
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 11/01/16	4,000,000	4,408,720
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,240,000	2,240,918
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,094,320
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,555,000	3,939,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	$2,205,000	$2,508,342
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 4/01/36 (Put Date 7/01/15)	2,000,000	2,031,060
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,049,950
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	217,024
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	276,310
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	250,000	262,845
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,607,197
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,627,229
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	825,000	949,501
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,635,656
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,092,730
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	509,075
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 7/01/16	3,000,000	3,127,980
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/15	250,000	250,098
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/16	450,000	449,253

		$102,216,749
North Carolina - 1.3%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,168,580
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.8%, 12/01/33 (Put Date 12/01/17)	2,900,000	2,886,863
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 1/01/16	2,050,000	2,124,046
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	9,200,794
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	593,145
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,904,880
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	590,080

		$20,468,388
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/17	$1,335,000	$1,381,672
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/18	1,180,000	1,219,164

		$2,600,836
Ohio - 1.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,392,502
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	1,775,000	1,482,178
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	1,000,000	1,095,990
Columbus, OH, 5%, 7/01/22	2,350,000	2,842,090
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,518,900
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,762,938
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,650,800
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 1/15/16 (Prerefunded 1/15/15)	620,000	633,355
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 1/15/17 (Prerefunded 1/15/15)	620,000	633,907
Ohio Solid Waste Rev. (Republic Services, Inc. Project), 0.3%, 11/01/35 (Put Date 9/02/14)	2,830,000	2,830,000
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,414,120

		$30,256,780
Oklahoma - 0.2%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,603,175
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,117,030

		$3,720,205
Oregon - 0.9%
Lake Oswego, OR , 4%, 6/01/19	$1,195,000	$1,328,159
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,042,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Lake Oswego, OR , 4%, 6/01/21	$2,330,000	$2,605,243
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	785,000	884,059
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	5,000,000	5,713,350
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,138,130

		$13,711,916
Pennsylvania - 4.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$504,374
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 8/15/14	1,000,000	1,001,490
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.871%, 2/01/21	2,150,000	2,142,669
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,220,780
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 11/01/15	1,000,000	1,059,230
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 7/01/17	1,465,000	1,610,841
Clairton, PA, Municipal Authority, “B”, 2%, 12/01/14	435,000	437,210
Clairton, PA, Municipal Authority, “B”, 4%, 12/01/15	375,000	390,799
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), “C-1, 1.05%, 5/01/16	2,500,000	2,502,450
Commonwealth of Pennsylvania, AGM, 5%, 9/01/14	2,000,000	2,008,260
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,184,820
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,551,040
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,679,910
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,364,006
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	1,500,000	1,635,240
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,866,387
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	267,348
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	478,423
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/18	305,000	351,427
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/19	250,000	291,908
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 1/01/18	1,230,000	1,342,385
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,881,837
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	998,691
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	982,455
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	730,753
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,393,665
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,345,601
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 12/01/33 (Put Date 12/01/15)	2,000,000	2,031,560
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 12/01/38 (Put Date 9/01/15)	3,000,000	3,054,120
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	755,000	779,991
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,123,730
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	1,770,000	1,878,059
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,060,000	1,104,022
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	277,476
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,514,647
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	1,000,000	1,098,080
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	872,446
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,073,943
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 4/01/15	500,000	509,365
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	371,249
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	541,405
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 7/01/16	2,000,000	2,172,060
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,367,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 4/15/15	$1,000,000	$1,014,710
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 4/15/15	730,000	750,820
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	407,261
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,774,507
Pittsburgh, PA, “N”, AGM, 5.25%, 9/01/15	1,000,000	1,052,840
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,461,364

		$65,455,499
Puerto Rico - 0.4%
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	$215,000	$219,309
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	465,000	472,454
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	112,446
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	92,102
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	38,610
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	40,000	37,071
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	96,489
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	165,000	160,170
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	1,365,000	1,351,159
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	334,268
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	220,000	214,966
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	100,960
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	364,800
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	281,607
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 10/01/14	1,000,000	1,002,790
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/22	1,450,000	1,293,502

		$6,172,703
Rhode Island - 1.4%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$794,715
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,533,403
Providence, RI, “A”, 4%, 7/15/19	400,000	436,100
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,859,926
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,140,270
Rhode Island Health & Educational Building Corp Rev., “A”, 5%, 5/15/19	2,000,000	2,256,460
Rhode Island Health & Educational Building Corp. Rev, “A”, 5%, 5/15/21	2,240,000	2,551,114
Rhode Island Student Loan Program Authority Rev., “A”, 3%, 12/01/14	500,000	503,755
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 12/01/15	500,000	520,865
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	500,000	543,495
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,190,112
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,553,693
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,214,140

		$22,098,048
South Carolina - 1.0%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,781,025
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	717,400
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	562,560
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,773,331
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	750,000	844,283

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$4,545,000	$4,768,160
Richland County, SC, School District No. 1, 4%, 3/01/19	1,270,000	1,419,327

		$14,866,086
Tennessee - 2.2%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,799,424
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,116,370
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	920,000	1,043,860
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	845,568
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	1,981,560
Memphis, TN, Electric System Rev., 5%, 12/01/14	1,500,000	1,523,625
Memphis, TN, Electric System Rev., 3%, 12/01/19	750,000	807,728
Memphis, TN, Electric System Rev., 4%, 12/01/20	350,000	397,831
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,391,120
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	8,982,375
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,970,000	2,069,584
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 7/01/15	1,500,000	1,550,850
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	1,000,000	1,102,890
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	1,100,000	1,262,239
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,135,320

		$34,010,344
Texas - 6.1%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,489,736
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,057,540
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,088,000
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2/15/20	1,000,000	800,520
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,893,753
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/16	750,000	788,408
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	485,294
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	803,813
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,156,220
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 11/01/14	600,000	606,816
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/15	300,000	313,485
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	5,997,113
Dallas, TX, Independent School District, PSF, 4%, 2/15/15	2,000,000	2,040,720
Dallas, TX, Independent School District, PSF, 5%, 2/15/15	2,500,000	2,564,075
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	917,517
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,071,000
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	691,769
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	565,016
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 8/15/21	2,865,000	2,165,338
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,475,345
Grand Parkway Transportation Corp, TX, System Subordinate Tier Toll Rev., Refunding & Anticipation Notes, “A”, 3%, 12/15/16	6,000,000	6,341,460
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	360,000	379,951
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	431,044
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	470,583
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	812,948
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	526,287
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	681,078
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 11/15/14	1,000,000	1,013,520
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,176,050
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,103,079
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	240,000	245,362
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	936,272
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	983,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Houston, TX, Independent School District, AGM, 5%, 7/15/15	$1,120,000	$1,167,970
Klein, TX, Independent School District, “A”, PSF, 5%, 8/01/21	1,000,000	1,151,370
Leander, TX, Independent School District, School Refunding, “A”, PSF, 5%, 8/15/16	6,145,000	6,719,250
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,897,615
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,605,000	5,588,577
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 4%, 4/01/18	100,000	108,339
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 4%, 4/01/19	300,000	325,566
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 4%, 4/01/21	400,000	430,716
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24	1,000,000	1,115,040
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,105,690
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 10/01/14	1,000,000	1,007,800
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,327,225
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,190,514
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	526,810
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/18	500,000	574,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,366,051
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	850,000	949,629
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	551,515
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,634,100
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21	1,000,000	1,077,080

		$95,887,850
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 10/01/15	$1,750,000	$1,792,350

Utah - 0.7%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$855,023
State of Utah, “C”, 5%, 7/01/15	3,000,000	3,132,750
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 4/01/18	1,090,000	1,124,618
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,680,050

		$10,792,441
Virginia - 3.4%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$581,010
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,824,863
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,585,466
Fairfax County, VA, Public Improvement Rev., “A”, 4%, 10/01/16	21,060,000	22,690,255
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 11/01/35 (Put Date 12/01/14)	2,000,000	2,003,780
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,625,773
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,446,578
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 1/01/15	230,000	232,532
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 7/01/15	295,000	302,177
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,362,750
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,157,310
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,256,586
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	990,000	1,062,141
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 1.875%, 5/01/33 (Put Date 5/16/19)	2,300,000	2,322,609

		$52,453,830
Washington - 5.4%
Energy Northwest, WA, Wind Project Rev. , 4%, 7/01/15	$1,000,000	$1,033,340
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/18	1,400,000	1,590,890
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/19	2,025,000	2,335,109

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/20	$2,230,000	$2,602,209
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/21	2,455,000	2,884,527
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/22	2,000,000	2,361,320
Energy Northwest, WA, Wind Project Rev. , 5%, 7/01/23	1,500,000	1,777,965
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	3,912,994
Port of Seattle, WA, Rev., “B”, 3%, 8/01/15	2,285,000	2,344,273
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	795,368
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,344,846
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	1,740,000	2,005,855
Seattle, WA, 5%, 5/01/16	3,780,000	4,088,561
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,562,040
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	891,872
State of Washington, 5%, 7/01/15	3,540,000	3,696,291
State of Washington, “A”, AGM, 5%, 7/01/19 (Prerefunded 7/01/15)	9,025,000	9,420,115
State of Washington, Various Purposes, “R-A”, 5%, 7/01/15	3,000,000	3,132,450
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 7/01/15	1,900,000	1,972,713
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,173,570
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,048,973
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,309,361
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/15	5,575,000	5,735,727
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,995,704
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/20	7,070,000	8,352,781
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,847,979
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,528,850

		$84,745,683
West Virginia - 0.5%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 10/01/22 (Put Date 10/01/14)	$3,000,000	$3,005,700
West Virginia Housing Development Fund, “B”, 1.6%, 11/01/14	2,000,000	2,005,340
West Virginia Housing Development Fund, “B”, 2%, 5/01/15	1,085,000	1,096,338
West Virginia Housing Development Fund, “B”, 2.1%, 11/01/15	1,750,000	1,782,778

		$7,890,156
Wisconsin - 2.1%
Wisconsin General Obligation, “A”, 5%, 5/01/18	$10,100,000	$11,635,099
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43 (Put Date 6/01/21)	5,000,000	5,903,050
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	6,000,000	6,783,240
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	800,000	934,600
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 8/15/14	1,100,000	1,101,815
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,610,055
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	250,000	252,998
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	3,835,000	4,220,801

		$32,441,658
Total Municipal Bonds		$1,509,918,819

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	53,181,315	$53,181,315
Total Investments		$1,563,100,134

Other Assets, Less Liabilities - (0.2)%		(3,717,866)
Net Assets - 100.0%		$1,559,382,268

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Health Facility Construction Loan Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,509,918,819	$—	$1,509,918,819
Mutual Funds	53,181,315	—	—	53,181,315
Total Investments	$53,181,315	$1,509,918,819	$—	$1,563,100,134

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,526,009,740
Gross unrealized appreciation	38,755,479
Gross unrealized depreciation	(1,665,085)
Net unrealized appreciation (depreciation)	$37,090,394

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,945,371	118,543,062	(78,307,118)	53,181,315

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,481	$53,181,315

QUARTERLY REPORT

July 31, 2014

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 95.0%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$8,145,000	$8,796,600

Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$2,415,000	$2,336,513

Asset-Backed & Securitized - 12.2%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$7,731,000	$7,729,624
Anthracite Ltd., CDO III, 6.077%, 3/23/39 (a)(p)(z)	6,150,570	307,529
ARI Fleet Lease Trust, “A”, FRN, 0.702%, 3/15/20 (n)	2,009,510	2,009,878
ARI Fleet Lease Trust, “A”, FRN, 0.452%, 1/15/21 (n)	3,192,895	3,190,969
Babson Ltd., CLO, “A1”, FRN, 0.483%, 7/20/19 (n)	364,031	362,878
Babson Ltd., CLO, FRN, 1.333%, 4/20/25 (z)	9,464,922	9,348,750
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	9,482,898	10,229,363
Banc of America Commercial Mortgage, Inc., FRN, 5.605%, 4/24/49 (n)	2,193,253	2,397,684
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	6,339,268	6,847,937
Bayview Commercial Asset Trust, FRN, 0.465%, 8/25/35 (z)	431,020	390,348
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	10,823,893	1
Bayview Commercial Asset Trust, FRN, 0.425%, 4/25/36 (z)	348,868	306,128
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	10,245,200	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	17,110,562	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	8,217,767	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	18,911,722	2
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,208,323	1,217,128
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	1,028,941	1,042,686
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)	2,945,478	1,831,753
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	16,945	17,415
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35 (z)	7,074,200	7,176,139
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	5,299,504	5,255,661
Chesapeake Funding LLC, “A”, FRN, 0.908%, 11/07/23 (n)	4,140,859	4,155,931
Chesapeake Funding LLC, “A”, FRN, 0.608%, 1/07/25 (n)	15,875,076	15,895,428
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	21,251,642	22,977,467
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.226%, 7/15/44	400,000	418,491
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	12,940,000	13,701,273
CNH Wholesale Master Note Trust, “A”, FRN, 0.752%, 8/15/19 (n)	14,837,000	14,876,704
Commercial Mortgage Asset Trust, FRN, 0.817%, 1/17/32 (i)(z)	3,087,350	16,400
Countrywide Asset-Backed Certificates, FRN, 5.038%, 4/25/36	678,353	585,148
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	1,894,933	1,904,731
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	5,595,000	5,619,081
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.856%, 9/15/39	15,194,289	16,659,003
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	18,890,966	20,102,123
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.856%, 9/15/39	8,654,412	9,514,764
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,531,000	8,096,668
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	1,029,756	1,029,975
Credit-Based Asset Servicing & Securitization LLC, 4.271%, 12/25/35	1,036,323	1,024,518
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.181%, 1/25/37 (d)(q)	1,711,938	947,075
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.187%, 3/25/37 (d)(q)	2,078,136	1,311,603
CWCapital Cobalt Ltd., “A4”, FRN, 5.776%, 5/15/46	7,218,296	7,947,878
CWCapital LLC, 5.223%, 8/15/48	5,955,093	6,369,841
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23 (i)(z)	62,374	5,108
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)	572,249	188,842
First Union National Bank Commercial Mortgage, FRN, 1.741%, 1/12/43 (d)(i)(q)(z)	1,168,329	1,468
First Union-Lehman Brothers Bank of America, FRN, 0.719%, 11/18/35 (i)	2,164,789	51,137

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.633%, 1/17/26 (z)	$3,700,564	$3,697,948
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	5,871,000	5,890,398
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.502%, 9/15/16	14,401,000	14,404,643
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,671,267
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	1,208,175	1,209,278
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	6,444,201	6,442,635
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,333,399	1,273,101
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	21,672,154	23,888,825
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35 (z)	85,712	84,845
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	13,871,121	14,864,002
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.707%, 12/10/27 (n)	8,437,000	8,453,798
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.557%, 4/10/28 (z)	9,576,000	9,580,395
IMPAC CMB Trust, FRN, 0.895%, 11/25/34	144,756	139,325
IMPAC CMB Trust, FRN, 1.075%, 11/25/34	72,378	67,099
IMPAC Secured Assets Corp., FRN, 0.505%, 5/25/36	479,177	474,954
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.805%, 6/15/49	15,661,513	15,971,705
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.144%, 2/15/51	5,666,395	5,658,491
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.805%, 6/15/49	9,433,747	10,304,557
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.622%, 7/15/42 (n)	4,180,000	972,017
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.891%, 2/12/49	2,662,741	2,916,926
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.805%, 6/15/49	20,102,684	21,228,595
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	3,803,341	3,780,498
KKR Financial CLO Ltd., “A1”, FRN, 0.505%, 4/26/17 (n)	47,430	47,384
KKR Financial CLO Ltd., “C”, FRN, 1.674%, 5/15/21 (n)	7,811,290	7,711,852
LB Commercial Conduit Mortgage Trust, FRN, 1.567%, 10/15/35 (i)	1,237,663	53,530
Merrill Lynch Mortgage Investors, Inc., 5.066%, 2/25/37 (d)(q)	2,371,602	567,785
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.008%, 6/12/50	5,278,460	5,285,786
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.743%, 6/12/50	22,016,127	24,126,307
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49	18,767,000	19,944,948
Morgan Stanley Capital I, Inc., FRN, 1.712%, 3/15/31 (i)(z)	214,946	2
Morgan Stanley Re-REMIC Trust, FRN, 5.99%, 8/15/45 (n)	17,036,082	18,563,656
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	6,181,000	6,177,137
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,239,407	1,251,015
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 12/25/35 (d)(q)	992,232	459,023
Preferred Term Securities XIX Ltd., CDO, FRN, 0.58%, 12/22/35 (z)	6,352,384	4,823,047
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/01/21 (n)	14,057,724	13,943,294
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	6,670,932	5,429,711
Smart Trust, “A2B”, FRN, 0.481%, 6/14/15 (n)	947,191	947,191
Smart Trust, “A2B”, FRN, 0.406%, 9/14/15	3,243,896	3,244,078
Thornburg Mortgage Securities Trust, FRN, 0.835%, 4/25/43	18,948	19,045
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51	10,682,873	11,598,577
Wachovia Bank Commercial Mortgage Trust, FRN, 5.745%, 6/15/49	21,096,007	22,984,838

		$515,216,042
Automotive - 0.4%
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	$6,172,000	$6,464,158
Lear Corp., 8.125%, 3/15/20	4,500,000	4,815,000
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	7,077,000	7,218,540

		$18,497,698
Biotechnology - 0.5%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$22,901,047

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.7%
Discovery Communications, Inc., 4.95%, 5/15/42	$5,225,000	$5,234,797
Grupo Televisa S.A.B., 5%, 5/13/45	6,275,000	6,248,394
Myriad International Holdings B.V., 6%, 7/18/20 (n)	7,438,000	8,200,395
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	3,585,000	3,794,916
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,496,934
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	4,310,902

		$31,286,338
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6%, 11/15/17	$8,640,000	$8,927,713
NYSE Euronext, 2%, 10/05/17	4,518,000	4,577,168
TD Ameritrade Holding Corp., 5.6%, 12/01/19	5,512,000	6,380,217

		$19,885,098
Building - 0.6%
CEMEX Finance LLC, 9.375%, 10/12/22	$5,383,000	$6,136,620
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	5,081,000	5,090,598
Mohawk Industries, Inc., 6.125%, 1/15/16	6,391,000	6,857,543
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,818,000
Owens Corning, Inc., 6.5%, 12/01/16	1,822,000	2,021,216

		$23,923,977
Business Services - 0.3%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,057,650
Tencent Holdings Ltd., 3.375%, 3/05/18	4,606,000	4,733,522
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	4,112,000	4,175,374

		$13,966,546
Cable TV - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$2,680,000	$2,787,200
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,540,000	2,503,170
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	10,345,000	9,957,063
Time Warner Cable, Inc., 4.5%, 9/15/42	1,075,000	1,044,537
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	7,464,997
Videotron Ltd., 5%, 7/15/22	10,755,000	10,862,550

		$34,619,517
Chemicals - 1.5%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$9,376,000	$9,329,120
CF Industries Holdings, Inc., 7.125%, 5/01/20	7,265,000	8,824,476
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	4,114,409
Dow Chemical Co., 8.55%, 5/15/19	10,900,000	13,881,935
FMC Corp., 4.1%, 2/01/24	8,914,000	9,271,870
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,935,949
LyondellBasell Industries N.V., 6%, 11/15/21	290,000	343,654
LyondellBasell Industries N.V., 5.75%, 4/15/24	8,237,000	9,670,535
Tronox Finance LLC, 6.375%, 8/15/20	5,345,000	5,398,450

		$64,770,398
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/23	$5,810,000	$5,664,750

Computer Software - Systems - 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$962,000	$974,025

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$7,642,000	$8,285,632
Newell Rubbermaid, Inc., 4.7%, 8/15/20	6,832,000	7,348,356
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	13,640,146

		$29,274,134
Consumer Services - 0.1%
ADT Corp., 6.25%, 10/15/21	$4,800,000	$4,968,000

Containers - 0.4%
Crown American LLC, 4.5%, 1/15/23	$9,930,000	$9,383,850
Greif, Inc., 7.75%, 8/01/19	5,615,000	6,344,950

		$15,728,800
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,150,654

Electronics - 0.1%
NXP B.V., 5.75%, 2/15/21 (n)	$3,960,000	$4,118,400
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18 (z)	2,115,000	2,093,850

		$6,212,250
Emerging Market Quasi-Sovereign - 0.1%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$4,278,000	$4,144,099

Energy - Independent - 0.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,604,000	$1,831,091
Anadarko Petroleum Corp., 4.5%, 7/15/44	14,851,000	14,748,721
EQT Corp., 4.875%, 11/15/21	5,460,000	5,947,169
Petrohawk Energy Corp., 7.25%, 8/15/18	1,500,000	1,557,066
Pioneer Natural Resources Co., 6.65%, 3/15/17	7,190,000	8,126,799
Southwestern Energy Co., 7.5%, 2/01/18	6,187,000	7,306,067

		$39,516,913
Energy - Integrated - 0.7%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$6,908,000	$7,164,176
BP Capital Markets PLC, 2.237%, 5/10/19	8,693,000	8,702,814
Chevron Corp., 1.104%, 12/05/17	4,990,000	4,947,011
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	9,177,000	9,039,345

		$29,853,346
Entertainment - 0.5%
Carnival Corp., 3.95%, 10/15/20	$12,226,000	$12,788,518
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	6,965,000	6,930,175

		$19,718,693
Financial Institutions - 1.7%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$8,895,000	$9,495,413
General Electric Capital Corp., 2.1%, 12/11/19	3,604,000	3,587,144
General Electric Capital Corp., 4.65%, 10/17/21	6,757,000	7,475,702
General Electric Capital Corp., 3.15%, 9/07/22	8,589,000	8,576,048
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,731,950
International Lease Finance Corp., 7.125%, 9/01/18 (n)	5,888,000	6,741,760
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	10,620,000	10,301,400
SLM Corp., 4.625%, 9/25/17	11,437,000	11,791,547
SLM Corp., 8%, 3/25/20	5,422,000	6,126,860

		$69,827,824

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 1.2%
BRF S.A., 3.95%, 5/22/23 (n)	$7,821,000	$7,329,841
Embotelladora Andina S.A., 5%, 10/01/23 (n)	3,397,000	3,584,154
Kraft Foods Group, Inc., 5%, 6/04/42	4,384,000	4,677,469
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	3,146,000	3,468,912
Smithfield Foods, Inc., 6.625%, 8/15/22	9,195,000	9,930,600
Tyson Foods, Inc., 6.6%, 4/01/16	8,949,000	9,746,642
Tyson Foods, Inc., 4.5%, 6/15/22	5,686,000	5,983,014
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,930,000	8,146,560

		$52,867,192
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,815,628
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	11,057,000	11,317,271

		$17,132,899
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$2,221,000	$2,489,523
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,679,612

		$9,169,135
Insurance - 1.4%
American International Group, Inc., 6.4%, 12/15/20	$12,214,000	$14,636,036
American International Group, Inc., 4.125%, 2/15/24	3,397,000	3,543,635
American International Group, Inc., 4.5%, 7/16/44	5,488,000	5,423,736
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,291,207
Genworth Holdings, Inc., 4.9%, 8/15/23	4,152,000	4,398,537
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	8,258,044
Unum Group, 7.125%, 9/30/16	2,220,000	2,502,058
Unum Group, 4%, 3/15/24	8,486,000	8,720,502
UnumProvident Corp., 6.85%, 11/15/15 (n)	5,819,000	6,230,013

		$60,003,768
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,875,848

Insurance - Property & Casualty - 1.7%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,096,344
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	5,360,000	5,452,953
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	8,108,709
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,372,950
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,021,214
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,078,501
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	7,558,000	7,535,273
PartnerRe Ltd., 5.5%, 6/01/20	4,882,000	5,516,382
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	2,849,723
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	576,000	564,480
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	2,405,000	2,591,388
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	6,996,990

		$72,184,907
International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$381,000	$383,724
Electricite de France, FRN, 5.25%, 1/29/49 (n)	7,217,000	7,333,410
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	9,265,000	10,631,588
Statoil A.S.A., 2.45%, 1/17/23	3,936,000	3,773,727
Statoil A.S.A., 3.7%, 3/01/24	10,559,000	11,012,403

		$33,134,852

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$7,130,000	$7,119,883

Local Authorities - 0.6%
State of California (Build America Bonds), 7.625%, 3/01/40	$1,360,000	$2,022,266
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	15,673,885
State of Illinois (Build America Bonds), 6.9%, 3/01/35	5,360,000	5,871,076

		$23,567,227
Machinery & Tools - 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$6,755,000	$7,244,738

Major Banks - 7.4%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,353,974
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	7,100,000	7,313,575
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,863,245
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,696,788
Bank of America Corp., 3.3%, 1/11/23	15,044,000	14,700,816
Bank of America Corp., 4.125%, 1/22/24	13,877,000	14,203,651
Bank of America Corp., 4.875%, 4/01/44	4,316,000	4,441,505
Bank of New York Mellon Corp., 3.4%, 5/15/24	11,119,000	11,168,035
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	7,462,000	8,245,510
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,883,768
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	5,136,404
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,254,148
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	16,860,494
Goldman Sachs Group, Inc., 4%, 3/03/24	10,498,000	10,592,671
HSBC Holdings PLC, 4%, 3/30/22	7,694,000	8,153,663
HSBC Holdings PLC, 5.25%, 3/14/44	2,564,000	2,723,301
HSBC USA, Inc., 4.875%, 8/24/20	5,500,000	6,112,970
ING Bank N.V., 2%, 9/25/15 (n)	6,554,000	6,643,095
ING Bank N.V., 3.75%, 3/07/17 (n)	2,945,000	3,117,695
ING Bank N.V., 5.8%, 9/25/23 (n)	11,506,000	12,838,763
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,183,190
JPMorgan Chase & Co., 4.25%, 10/15/20	5,000,000	5,363,435
JPMorgan Chase & Co., 4.5%, 1/24/22	6,850,000	7,429,818
JPMorgan Chase & Co., 3.25%, 9/23/22	4,744,000	4,718,359
JPMorgan Chase & Co., 3.2%, 1/25/23	9,726,000	9,561,942
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	9,765,000	10,424,138
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	4,250,000	4,623,048
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	6,749,000	7,305,266
Morgan Stanley, 3.875%, 4/29/24	10,543,000	10,626,848
Morgan Stanley, 5.75%, 10/18/16	7,752,000	8,505,983
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,432,555
Morgan Stanley, 5.5%, 7/28/21	20,255,000	23,046,240
PNC Bank N.A., 3.8%, 7/25/23	19,691,000	20,251,366
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	9,344,079
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,651,227
Royal Bank of Scotland PLC, 2.55%, 9/18/15	4,259,000	4,339,563
Royal Bank of Scotland PLC, 6%, 12/19/23	8,880,000	9,437,655
Wachovia Corp., 6.605%, 10/01/25	2,393,000	2,960,127

		$312,508,910
Medical & Health Technology & Services - 0.4%
Catholic Health Initiatives, 2.95%, 11/01/22	$9,909,000	$9,517,377
Express Scripts Holding Co., 2.65%, 2/15/17	6,827,000	7,047,826

		$16,565,203

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.4%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$5,766,000	$6,291,842
Barrick North America Finance LLC, 5.75%, 5/01/43	8,843,000	9,092,098
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	3,323,913
Kinross Gold Corp., 5.95%, 3/15/24 (n)	8,317,000	8,480,554
Plains Exploration & Production Co., 6.875%, 2/15/23	11,638,000	13,470,985
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	10,481,000	10,744,995
Southern Copper Corp., 6.75%, 4/16/40	5,359,000	5,841,310

		$57,245,697
Midstream - 2.8%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$12,507,000	$12,505,574
DCP Midstream LLC, 3.875%, 3/15/23	3,064,000	3,092,704
El Paso Corp., 7.75%, 1/15/32	8,840,000	9,768,200
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	7,843,000	7,842,529
Energy Transfer Partners LP, 4.65%, 6/01/21	8,511,000	9,199,710
Energy Transfer Partners LP, 5.15%, 2/01/43	5,108,000	5,129,086
Enterprise Products Operating LLC, 3.9%, 2/15/24	10,366,000	10,617,054
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	8,651,632
MarkWest Energy Partners LP, 5.5%, 2/15/23	6,265,000	6,499,938
ONEOK Partners LP, 6.2%, 9/15/43	7,052,000	8,319,329
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	9,464,000	9,795,240
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	10,380,440
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,417,368
Williams Cos., Inc., 3.7%, 1/15/23	13,535,000	12,848,586
Williams Cos., Inc., 5.75%, 6/24/44	3,356,000	3,300,703

		$119,368,093
Miscellaneous Revenue - Other - 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,581,801

Mortgage-Backed - 16.7%
Fannie Mae, 3.5%, 7/01/43	$7,478,498	$7,627,230
Fannie Mae, 4.842%, 8/01/14	54,606	54,659
Fannie Mae, 5.55%, 9/01/14	37,243	37,212
Fannie Mae, 4.62%, 11/01/14 - 1/01/15	3,974,184	3,974,887
Fannie Mae, 5.05%, 11/01/14	1,120,650	1,120,292
Fannie Mae, 4.86%, 12/01/14	1,469,955	1,468,680
Fannie Mae, 4.85%, 2/01/15	1,328,698	1,331,015
Fannie Mae, 4.56%, 3/01/15	21,019	21,377
Fannie Mae, 4.877%, 4/01/15	1,561,989	1,581,745
Fannie Mae, 4.815%, 6/01/15	1,748,709	1,778,933
Fannie Mae, 4.53%, 8/01/15	1,086,992	1,110,672
Fannie Mae, 4.6%, 8/01/15	1,739,230	1,777,824
Fannie Mae, 4.7%, 8/01/15	26,337	27,048
Fannie Mae, 4.78%, 8/01/15	2,393,242	2,448,652
Fannie Mae, 4.94%, 8/01/15	2,641,000	2,703,865
Fannie Mae, 4.89%, 10/01/15	349,593	359,838
Fannie Mae, 5.09%, 2/01/16	2,628,915	2,761,874
Fannie Mae, 5.133%, 2/01/16	457,507	481,590
Fannie Mae, 5.433%, 2/01/16	4,274,207	4,506,277
Fannie Mae, 5.732%, 7/01/16	1,905,066	2,053,132
Fannie Mae, 5.93%, 9/01/16	1,154,541	1,226,933
Fannie Mae, 5.395%, 12/01/16	2,263,163	2,451,817
Fannie Mae, 5.5%, 12/01/16 - 8/01/38	38,930,050	43,232,354
Fannie Mae, 5.017%, 1/01/17	2,280,037	2,315,999

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.28%, 3/01/17	$2,551,050	$2,730,627
Fannie Mae, 5.54%, 4/01/17	1,415,902	1,556,741
Fannie Mae, 5.478%, 6/01/17	1,063,969	1,158,559
Fannie Mae, 2.71%, 11/01/17	1,469,122	1,527,685
Fannie Mae, 5%, 2/01/18 - 6/01/40	27,863,533	30,672,580
Fannie Mae, 3.84%, 3/01/18	1,386,344	1,486,485
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,627,538
Fannie Mae, 3.849%, 7/01/18	3,813,605	4,078,219
Fannie Mae, 2.578%, 9/25/18	11,000,000	11,311,377
Fannie Mae, 2.43%, 1/01/19	1,929,917	1,973,414
Fannie Mae, 5.18%, 3/01/19	516,156	559,142
Fannie Mae, 4.88%, 3/01/20	697,642	761,998
Fannie Mae, 5.19%, 9/01/20	2,669,461	2,888,474
Fannie Mae, 2.41%, 5/01/23	2,935,275	2,856,040
Fannie Mae, 2.55%, 5/01/23	1,517,832	1,492,173
Fannie Mae, 4.5%, 5/01/25	1,039,757	1,103,776
Fannie Mae, 3%, 3/01/27 - 4/01/27	16,464,827	17,015,359
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	274,832	318,643
Fannie Mae, 4.5%, 3/01/34 - 10/01/40	7,554,682	8,190,781
Fannie Mae, 6%, 5/01/34 - 10/01/38	14,601,139	16,415,597
Fannie Mae, 4%, 2/01/41	18,342,662	19,304,556
Fannie Mae, 3.5%, 11/01/41 - 1/01/42	12,061,003	12,329,340
Fannie Mae, 3.5%, 4/01/43	7,980,346	8,139,058
Fannie Mae, TBA, 4%, 8/01/44	98,868,000	103,947,729
Federal Home Loan Bank, 3%, 5/01/43	3,833,522	3,777,102
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,541,936
Freddie Mac, 3.5%, 7/01/42	10,570,798	10,762,713
Freddie Mac, 1.655%, 11/25/16	6,270,432	6,354,732
Freddie Mac, 1.426%, 8/25/17	6,993,000	7,022,210
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	8,572,522	9,516,223
Freddie Mac, 3.882%, 11/25/17	8,787,000	9,430,665
Freddie Mac, 3.154%, 2/25/18	3,699,000	3,891,477
Freddie Mac, 5%, 5/01/18 - 4/01/40	9,125,893	10,055,901
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,738,786
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,197,506
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,532,903
Freddie Mac, 2.13%, 1/25/19	14,841,000	14,956,047
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,267,903
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,210,112
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,139,279
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	7,665,334	7,969,552
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,207,847
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,761,234
Freddie Mac, 3.25%, 4/25/23	8,549,000	8,802,093
Freddie Mac, 3.06%, 7/25/23	5,785,000	5,854,391
Freddie Mac, 3.531%, 7/25/23	3,060,000	3,205,246
Freddie Mac, 3.458%, 8/25/23	17,774,000	18,512,794
Freddie Mac, 4%, 7/01/25 - 11/01/43	30,977,502	32,627,614
Freddie Mac, 4.5%, 7/01/25 - 4/01/44	11,281,006	12,170,278
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	19,354,767	19,801,037
Freddie Mac, 6%, 11/01/33 - 7/01/38	3,511,599	3,972,117
Freddie Mac, 3%, 4/01/43 - 5/01/43	5,287,223	5,206,770
Freddie Mac, TBA, 4%, 8/01/43	7,244,000	7,603,257
Ginnie Mae, 4.5%, 6/20/41	3,142,369	3,422,728

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	$6,648,516	$7,369,071
Ginnie Mae, 6%, 2/15/34 - 1/15/38	4,728,769	5,341,610
Ginnie Mae, 4.5%, 4/15/39 - 2/20/42	50,035,557	54,492,542
Ginnie Mae, 4%, 10/20/40 - 2/20/41	15,618,659	16,592,938
Ginnie Mae, 3.5%, 11/15/40 - 4/15/42	21,012,143	21,697,339
Ginnie Mae, TBA, 4.5%, 8/01/43	8,000,000	8,689,250

		$706,594,999
Natural Gas - Distribution - 0.1%
Centrica PLC, 4%, 10/16/23 (z)	$5,134,000	$5,151,024
GNL Quintero S.A., 4.634%, 7/31/29 (z)	1,077,000	1,086,041

		$6,237,065
Network & Telecom - 1.1%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$6,726,000	$6,750,261
Verizon Communications, Inc., 3.45%, 3/15/21	5,862,000	5,981,872
Verizon Communications, Inc., 5.15%, 9/15/23	9,431,000	10,437,061
Verizon Communications, Inc., 6.55%, 9/15/43	18,245,000	22,913,002

		$46,082,196
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$8,872,568	$9,316,197
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	11,361,000	11,290,107

		$20,606,304
Other Banks & Diversified Financials - 2.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$4,205,000	$4,366,506
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	4,209,000	4,319,789
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	4,071,245
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,134,637
Capital One Financial Corp., 6.15%, 9/01/16	6,690,000	7,364,499
Citigroup, Inc., 8.5%, 5/22/19	7,251,000	9,173,342
Citigroup, Inc., 3.75%, 6/16/24	14,288,000	14,222,175
Discover Bank, 7%, 4/15/20	9,837,000	11,758,865
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)	12,290,000	16,868,025
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	6,671,000	6,599,480
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,406,000	1,439,661
Macquarie Group Ltd., 6%, 1/14/20 (n)	6,932,000	7,807,740
Rabobank Nederland N.V., 3.95%, 11/09/22	6,203,000	6,252,363
Santander Holdings USA, Inc., 4.625%, 4/19/16	3,739,000	3,962,461

		$102,340,788
Pharmaceuticals - 1.7%
Celgene Corp., 2.45%, 10/15/15	$7,103,000	$7,228,972
Celgene Corp., 1.9%, 8/15/17	7,253,000	7,335,503
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	27,617,000	29,992,062
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	8,845,284
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	12,560,000	12,039,275
VPII Escrow Corp., 6.75%, 8/15/18 (z)	5,225,000	5,460,125

		$70,901,221
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$1,366,000	$1,490,792

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,260,413

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,940,000	$5,577,448

Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,775,177
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,579,273

		$11,354,450
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,978,279

Real Estate - Retail - 0.6%
DDR Corp., REIT, 4.625%, 7/15/22	$4,107,000	$4,371,897
DDR Corp., REIT, 3.375%, 5/15/23	7,861,000	7,558,650
Kimco Realty Corp., REIT, 5.783%, 3/15/16	7,684,000	8,273,947
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	6,159,654

		$26,364,148
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$7,927,000	$8,665,202

Retailers - 1.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,807,000	$9,766,360
Cencosud S.A., 5.5%, 1/20/21	4,672,000	4,922,629
Gap, Inc., 5.95%, 4/12/21	10,458,000	12,002,594
Home Depot, Inc., 5.95%, 4/01/41	3,217,000	3,999,500
Kohl’s Corp., 3.25%, 2/01/23	7,173,000	6,911,229
Target Corp., 3.5%, 7/01/24	8,112,000	8,141,471

		$45,743,783
Specialty Chemicals - 0.4%
Ecolab, Inc., 4.35%, 12/08/21	$10,052,000	$10,925,378
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	4,462,000	4,818,960

		$15,744,338
Supermarkets - 0.1%
Delhaize Group, 4.125%, 4/10/19	$1,082,000	$1,139,268
Kroger Co., 3.85%, 8/01/23	3,285,000	3,362,050

		$4,501,318
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT, 3.5%, 1/31/23	$7,629,000	$7,423,192
American Tower Corp., REIT, 5%, 2/15/24	11,493,000	12,380,857
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	3,480,000	3,849,722
Crown Castle Towers LLC, 6.113%, 1/15/40 (n)	7,264,000	8,455,398
MTS International Funding Ltd., 5%, 5/30/23 (n)	6,018,000	5,581,695
Rogers Communications, Inc., 5%, 3/15/44	4,403,000	4,546,828

		$42,237,692
Tobacco - 0.8%
Altria Group, Inc., 2.85%, 8/09/22	$10,322,000	$9,866,521
Altria Group, Inc., 2.95%, 5/02/23	2,970,000	2,816,347
Lorillard Tobacco Co., 8.125%, 6/23/19	6,897,000	8,595,428
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	11,410,738

		$32,689,034

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$3,033,000	$3,985,653
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,033,000	2,039,455
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	8,955,000	9,111,713

		$15,136,821
U.S. Government Agencies and Equivalents - 2.6%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$5,600,000	$5,788,854
Small Business Administration, 5.94%, 7/01/16	24,335	25,108
Small Business Administration, 5.37%, 9/01/16	107,082	109,966
Small Business Administration, 6.35%, 4/01/21	6,733	7,317
Small Business Administration, 6.34%, 5/01/21	8,455	9,153
Small Business Administration, 6.44%, 6/01/21	9,336	10,231
Small Business Administration, 5.34%, 11/01/21	55,646	59,857
Small Business Administration, 6.07%, 3/01/22	38,486	41,658
Small Business Administration, 4.35%, 7/01/23	385,016	405,624
Small Business Administration, 4.98%, 11/01/23	564,574	612,159
Small Business Administration, 4.89%, 12/01/23	518,676	557,061
Small Business Administration, 4.93%, 1/01/24	695,945	746,951
Small Business Administration, 4.34%, 3/01/24	785,988	823,970
Small Business Administration, 5.18%, 5/01/24	707,395	763,629
Small Business Administration, 5.52%, 6/01/24	742,757	809,667
Small Business Administration, 5.19%, 7/01/24	850,284	920,158
Small Business Administration, 4.86%, 10/01/24	613,332	654,592
Small Business Administration, 4.57%, 6/01/25	1,153,441	1,218,455
Small Business Administration, 4.76%, 9/01/25	3,788,261	4,025,834
Small Business Administration, 5.39%, 12/01/25	329,026	360,901
Small Business Administration, 5.35%, 2/01/26	2,180,607	2,348,570
Small Business Administration, 3.25%, 11/01/30	3,691,492	3,781,509
Small Business Administration, 2.85%, 9/01/31	6,113,528	6,155,384
Small Business Administration, 2.37%, 8/01/32	4,733,170	4,587,278
Small Business Administration, 2.13%, 1/01/33	6,358,302	6,062,128
Small Business Administration, 2.21%, 2/01/33	1,652,631	1,583,896
Small Business Administration, 2.22%, 3/01/33	6,031,388	5,787,112
Small Business Administration, 2.08%, 4/01/33	9,483,765	9,024,425
Small Business Administration, 2.45%, 6/01/33	12,128,776	11,844,330
Small Business Administration, 3.15%, 7/01/33	15,157,289	15,444,359
Small Business Administration, 3.16%, 8/01/33	15,272,634	15,585,783
Small Business Administration, 3.62%, 9/01/33	7,854,245	8,219,566

		$108,375,485
U.S. Treasury Obligations - 20.3%
U.S. Treasury Bonds, 6%, 2/15/26	$840,000	$1,118,250
U.S. Treasury Bonds, 4.5%, 2/15/36	43,222,000	52,622,785
U.S. Treasury Bonds, 5%, 5/15/37	9,893,000	12,873,266
U.S. Treasury Bonds, 4.5%, 8/15/39	108,870,100	133,127,665
U.S. Treasury Notes, 0.375%, 3/15/15	106,275,000	106,457,687
U.S. Treasury Notes, 0.375%, 2/15/16	389,700,000	390,019,554
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	88,125,993
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	48,862,853
U.S. Treasury Notes, 2.75%, 2/15/19	8,725,900	9,143,103
U.S. Treasury Notes, TIPS, 1.625%, 1/15/15	5,920,564	5,977,455
U.S. Treasury Notes, TIPS, 2%, 1/15/16	10,488,013	10,984,557

		$859,313,168

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 2.1%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$8,174,000	$9,174,162
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	5,046,451
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,781,367
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,366,000	3,762,010
Duke Energy Corp., 3.75%, 4/15/24	3,587,000	3,676,051
EDP Finance B.V., 5.25%, 1/14/21 (n)	5,069,000	5,278,350
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	6,757,000	6,772,467
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	6,077,677
Enel Finance International S.A., 6%, 10/07/39 (n)	5,000,000	5,701,695
Exelon Corp., 4.9%, 6/15/15	6,177,000	6,401,120
Exelon Generation Co. LLC, 4.25%, 6/15/22	5,938,000	6,156,311
Pacific Gas & Electric Co., 3.25%, 6/15/23	3,569,000	3,559,092
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	4,643,448
PPL Corp., 3.5%, 12/01/22	3,600,000	3,629,419
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	12,901,655

		$87,561,275
Total Bonds		$4,012,559,634

Money Market Funds - 7.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	297,369,730	$297,369,730
Total Investments		$4,309,929,364

Other Assets, Less Liabilities - (2.0)%		(84,620,674)
Net Assets - 100.0%		$4,225,308,690

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $605,233,072, representing 14.3% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 3/23/39	10/25/06-7/01/14	$5,152,226	$307,529
Babson Ltd., CLO, FRN, 1.333%, 4/20/25	3/12/14	9,339,788	9,348,750
Bayview Commercial Asset Trust, FRN, 0.465%, 8/25/35	6/09/05	431,020	390,348
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	970,793	1
Bayview Commercial Asset Trust, FRN, 0.425%, 4/25/36	2/23/06	348,868	306,128
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	784,699	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	1,293,258	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	925,573	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	0	2
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	2,945,478	1,831,753
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35	9/14/10	6,503,037	7,176,139

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Centrica PLC, 4%, 10/16/23	10/10/13	$5,100,026	$5,151,024
Commercial Mortgage Asset Trust, FRN, 0.817%, 1/17/32	8/25/03-4/09/12	14,924	16,400
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23	1/18/02-3/23/11	2,049	5,108
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03-3/23/11	41,471	188,842
First Union National Bank Commercial Mortgage, FRN, 1.741%, 1/12/43	12/11/03-4/09/12	834	1,468
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.633%, 1/17/26	7/24/14	3,700,564	3,697,948
GNL Quintero S.A., 4.634%, 7/31/29	7/24/14	1,077,000	1,086,041
Gramercy Real Estate Ltd., CDO, FRN, 0.554%, 7/25/35	6/21/05	85,712	84,845
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.557%, 4/10/28	3/25/14	9,576,000	9,580,395
Morgan Stanley Capital I, Inc., FRN, 1.712%, 3/15/31	6/10/03	8,145	2
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18	5/06/13	2,115,000	2,093,850
Preferred Term Securities XIX Ltd., CDO, FRN, 0.58%, 12/22/35	9/08/05-3/28/11	6,291,305	4,823,047
SES S.A., 5.3%, 4/04/43	1/08/14	3,965,076	4,310,902
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,460,125
Total Restricted Securities			$55,860,651
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$967,688,650	$—	$967,688,650
Non-U.S. Sovereign Debt	—	37,278,951	—	37,278,951
Municipal Bonds	—	2,581,800	—	2,581,800
U.S. Corporate Bonds	—	1,374,164,665	—	1,374,164,665
Residential Mortgage-Backed Securities	—	721,929,265	—	721,929,265
Commercial Mortgage-Backed Securities	—	329,760,890	—	329,760,890
Asset-Backed Securities (including CDOs)	—	170,120,894	—	170,120,894
Foreign Bonds	—	409,034,519	—	409,034,519
Mutual Funds	297,369,730	—	—	297,369,730
Total Investments	$297,369,730	$4,012,559,634	$—	$4,309,929,364

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,213,559,202
Gross unrealized appreciation	129,419,550
Gross unrealized depreciation	(33,049,388)
Net unrealized appreciation (depreciation)	$96,370,162

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,273,464	421,735,593	(317,639,327)	297,369,730

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,943	$297,369,730

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.